U. S.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Thomas P. Dupree

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code (859) 254-7741

Date of fiscal year end: June 30, 2011

Date of reporting period: July 1, 2010 through June 30, 2011

Item 1. Report to Stockholders

June 30, 2011

ANNUAL REPORT

TO SHAREHOLDERS

ABOUT DUPREE MUTUAL FUNDS

In 1941, Dupree & Company, Inc. began business in Harlan, Kentucky as a small securities brokerage firm specializing in tax-exempt municipal bonds.

Over the years the firm, which in 1963 moved its offices to Lexington, Kentucky, grew to become a regional leader in public finance, helping to structure complex and innovative municipal bond financing for some of the largest public projects in the Commonwealth of Kentucky.

In 1979, Dupree & Company began what is now Dupree Mutual Funds with the Kentucky Tax-Free Income Series and became the Fund’s investment adviser. The Fund was one of the first single-state municipal bond funds in the country, and the first mutual fund to invest solely in Kentucky municipal bonds. Since then, several new offerings have been added to the Dupree Mutual Funds family:

Kentucky Tax-Free Short-to-Medium Series in 1987;

Intermediate Government Bond Series in 1992;

Tennessee Tax-Free Income Series in 1993;

Tennessee Tax-Free Short-to-Medium Series in 1994;

North Carolina Tax-Free Income Series in 1995;

North Carolina Tax-Free Short-to-Medium Series in 1995;

Alabama Tax-Free Income Series in 2000;

Mississippi Tax-Free Income Series in 2000; and

Taxable Municipal Bond Series in 2010.

Today, after more than 60 years in business, Dupree continues to be a pioneer in the industry. Our Kentucky, Tennessee, and Mississippi Series are currently the ONLY 100% “no-load” municipal bond funds available in those states. No-load means simply that shares of the funds are offered directly to investors with no front or back-end sales charges, as opposed to load funds which are sold through brokerage firms or other institutions.

At Dupree Mutual Funds, our goal is a simple one: to offer investors a high-quality, low-cost way to invest in municipal and government bonds while providing superior service to our shareholders. We encourage you to let us know how we’re doing.

Management’s Discussion of Fund Performance:	(Unaudited)

Twelve Months Ended June 30, 2011i

The investment objective of our tax-free municipal bond funds is to provide a high level of tax-free income derived from state-specific municipal bonds without incurring undue risk to principal. The investment objectives of our government bond fund and taxable municipal bond fund are to provide a high level of taxable income derived from securities of the U.S. government and its agencies and taxable municipal securities, respectively, without incurring undue risk to principal.

This report covers the 12-month period from June 30, 2010 through June 30, 2011 (the “reporting period”). During the second half of 2010, the economy grew at a moderate pace and continued to recover from the severe recession. Real GDP increased at a 2.6 percent annual rate during the third quarter of 2010 and the economy grew at a 3.1 percent annual rate during the fourth quarter of 2010. However, economic growth slowed markedly during the first quarter of 2011 with real GDP increasing at a 0.4 percent annual rate. Real GDP for the second quarter of 2011 increased at a 1.3 percent (advance estimate) annual rate. The slowdown in real GDP growth in the first half of 2011 reflected a number of factors including, higher food and energy prices that dampened consumer spending, supply chain disruptions associated with the earthquake in Japan, falling house prices, decreased spending at the state and local level, and a persistently weak labor market.

Economic indicators such as retail sales, industrial production, and business investment during the reporting period confirmed that the economy at the state and national levels continued to grow but at a below-trend rate. At the end of the reporting period, many broad economic indicators had still not returned to their prerecession levels. At its June 2011 meeting, the Federal Reserve marked down its forecast for real GDP growth in 2011 to reflect the unexpected weakness experienced during the first half of the year. The growth forecast for 2012 was also marked down; however, the Federal Reserve left its longer-term economic growth projections unchanged.

Key unemployment measures remained elevated during the reporting period. Over 8.5 million jobs have been lost since the recession began. The national unemployment rate was 9.5 percent at the beginning of the reporting period and it ended the reporting period at 9.2 percent. The labor market started showing some temporary signs of improvement during the first quarter of 2011, but then began to soften again during the second quarter of 2011. The Federal Reserve projects that the unemployment rate will remain elevated and in the range of 7.0 to 8.2 percent through 2013.

The Federal Reserve kept the target fed funds rate at 0 to 1/4 percent throughout the reporting period and has continued to reiterate that it intends to maintain exceptionally low levels of the federal funds rate for an “extended period”. At the end of June, the Federal Reserve completed its program of purchasing $600 billion of longer-term Treasury securities that was announced in November. In addition, the Federal Reserve maintained its policy of reinvesting principal payments from its agency debt and agency mortgage-backed securities holdings into longer-term Treasury securities.

Key measures of inflation remained subdued during the second half of 2010, but consumer price inflation increased noticeably during the first part of 2011. Increases in food, commodity, and energy prices accounted for a significant portion of the rise in inflation. The core consumer price index (CPI) increased by 1.6 percent on a year-over-year basis through June. The headline CPI number (which includes food and energy costs) increased by 3.6% on a year-over-year basis through June. The Federal Reserve’s preferred inflation index, the personal consumption expenditure core price index (PCE) increased 1.3 percent on a year-over-year basis through June. Despite the uptick in headline inflation, core inflation levels have remained below levels deemed acceptable by the Federal Reserve and longer-term inflation expectations have also remained stable.

State and local governments remained under significant fiscal pressure during the reporting period. Almost all states have had to close large budget shortfalls for FY 2011 and 2012. Many states are also facing projected budget shortfalls for FY 2013. Lower tax revenue collections at the state and local level have led to budget cuts, debt restructurings, job losses, and reforms to public pensions. States rely primarily on income taxes (personal and corporate) and sales taxes which are still below peak levels.

On a positive note, state tax collections in most states including Alabama, Kentucky, Mississippi, North Carolina, and Tennessee have rebounded. According to data compiled by The Nelson A. Rockefeller Institute of Government, collections at the state level from major tax sources increased by 9.1 percent in nominal terms on a year-over-year basis in the first quarter of 2011. This represented the third consecutive quarter of increasing strength in revenues and five consecutive quarters of rising tax collections at the state level. Preliminary figures for April and May 2011 indicate continuing and growing strength in state tax revenues. However, while state tax collections are improving, it should be noted that they are still below pre-recession levels in most states.

In contrast to states, local governments rely primarily on property taxes. Tax collections at the local level have declined as a sharp decline in housing prices has negatively impacted real property assessments. The decline in property tax collections is likely to

i

(Unaudited)

persist for some time as housing prices are still declining in many jurisdictions. Because there is often a time lag between changes in market value and assessed property values, current property tax levels may not fully reflect home price declines. Localities also rely on state aid and assistance which may be cut. Accordingly, it seems likely that localities will remain under significant fiscal stress in the near-term.

For the first three months of the reporting period municipal bond performance was very strong. The market was supported by robust investor demand, low interest rates, and limited supply of tax-exempt bonds. However, the municipal bond market experienced a significant sell-off during the fourth quarter of 2010. Headline risk (negative media coverage and commentary) in the municipal bond market reached a peak at the end of the year as states and localities struggled with large budget deficits and several prominent market commentators predicted widespread defaults in the municipal bond sector. The sunset of the Build America Bond (BAB) program on December 31, 2010, heavy year-end bond issuance, and ongoing worries about state and local finances led to indiscriminate selling in the municipal bond sector which pushed yields substantially higher and prices lower. Treasury yields also increased dramatically with the 10-year Treasury yield increasing 103 basis points (0.01% = 1 basis point) and the 30-year Treasury yield increasing 88 basis points between November 4 and December 15.

The municipal bond market stabilized during the first quarter of 2011 even though headline risk continued to persist. Several factors led to the firming up of the market: a limited supply of new issue tax-exempt bonds, increased demand by institutional buyers, and a growing realization by market participants that the heavily publicized doomsday scenarios predicting widespread bond defaults were overblown. The rally in the municipal bond market picked up steam in the second quarter of 2011 and was fueled primarily by a limited supply of bonds, a substantial easing of outflows from bond funds, and a strong rally in the Treasury market. Although the municipal bond market experienced a fair amount of volatility during the reporting period, we maintained a long-term perspective and were able to take advantage of opportunities to purchase high- quality bonds at attractive levels.

The Barclays Capital Municipal Bond Index, which tracks investment grade municipal securities across all sectors and maturities, had a total return of 3.475 percent for the twelve month period ended June 30.

The Kentucky Tax-Free Income Series provided shareholders a total return of 3.57 percent for the twelve months ended June 30, 2011. The Kentucky Tax-Free Short-to-Medium Series provided shareholders with a total return of 3.04 percent during the period under review. The Kentucky Tax-Free Income Series primarily holds bonds with intermediate maturities. The intermediate portion of the municipal curve outperformed the index as a whole, leading to the outperformance of the Kentucky Tax-Free Income Series against the index. The Kentucky Tax-Free Short-to-Medium Series holds bonds on the shorter end of the curve. These shorter bonds underperformed the index as a whole, leading to the relative underperformance of the Kentucky Tax-Free Short-to-Medium Series against the index.

Like most states, Kentucky’s economy is still recovering from the national recession that ended in June 2009. Fortunately, the losses endured by the state were less severe than most states. The loss of household wealth was somewhat muted in Kentucky since the housing market in the state never really experienced a sharp run-up in home values like occurred in many other jurisdictions. The state’s annual average unemployment rate at the end of the reporting period stood at 9.6 percent compared with the national average of 9.2 percent. In 2010, Kentucky had a per capita personal income of $33,348 (preliminary data) which ranked 44th in the nation.

Kentucky’s economy has historically relied on manufacturing, however, this sector has continued to contract as the economy transitions to a more service-related economy. A number of large automobile manufacturers and related automotive parts companies have located plants in the state. Both the recession and the national disaster in Japan led to a temporary disruption in the production of automobiles and automotive components, but the sector has started to rebound. Kentucky’s abundance of coal has continued to provide stable employment and coal severance tax revenues for the state. The state successfully closed substantial budget deficits in FY 2011 and FY 2012. In fact, FY 2011 closed with a $156.8 million budget surplus, and $121.8 million is scheduled to be deposited into the state’s “rainy day fund.”

The state’s appropriation supported debt was rated Aa3 by Moody’s and A+ by Standard & Poor’s as of June 30, 2011. Kentucky had net tax-supported debt per capita of $1,961 as of calendar year-end 2010 which was substantially above the national net tax-supported debt median of $1,066 (Source: Moody’s Investors Services, Special Comment: “2011 State Debt Medians Report”, June 3, 2011).

The Tennessee Tax-Free Income Series provided shareholders with a total return of 3.78 percent for the twelve months ended June 30, 2011. The Tennessee Tax-Free Short-to-Medium Series had a total return of 2.72 percent for the period under review. The Tennessee Tax-Free Income Series primarily holds bonds with intermediate maturities. The intermediate portion of the municipal curve outperformed the index as a whole, leading to the outperformance of the Tennessee Tax-Free Income Series against

(Unaudited)

the index. The Tennessee Tax-Free Short-to-Medium Series holds bonds on the shorter end of the curve. These shorter bonds underperformed the index as a whole, leading to the relative underperformance of the Tennessee Tax-Free Short-to-Medium Series against the index.

Tennessee’s economy is on the mend and is slowly but steadily recovering from the national recession. The state experienced a severe contraction in the manufacturing and construction sectors, but both of these sectors have stabilized and are showing signs of growth. The rate of job losses in these two key sectors has slowed down substantially. The education and health services sector has continued to be a bright spot for the state. The state’s unemployment rate at the end of the reporting period was 9.8 percent compared with the national average of 9.2 percent. In 2010, the state had a per capita personal income of $35,307 (preliminary data) which ranked 39th in the nation.

Tennessee relies on a combination of a state sales tax, corporate income taxes, and the Hall income tax for its revenue. The state’s fiscal condition has improved substantially with fifteen consecutive months of year-over-year growth in sales tax revenues. Total tax revenues collected in June 2011 marked the eleventh consecutive month in which total collections exceeded budgeted estimates. However, despite the positive growth trend, tax revenues still remain below pre-recession levels.

Tennessee’s general obligation (G.O.) bonds were rated Aaa by Moody’s and AA+ by Standard & Poor’s as of June 30, 2011. Tennessee had net tax-supported debt per capita of $345 as of calendar year-end 2010 which was substantially below the national net tax-supported debt median of $1,066 (Source: Moody’s Investors Services, Special Comment: 2011 State Debt Medians Report”, June 3, 2011).

The North Carolina Tax-Free Income Series provided shareholders with a total return of 2.90 percent for the twelve months ended June 30, 2011. The North Carolina Tax-Free Short-to-Medium Series provided shareholders with a total return of 3.86 percent for the period under review. The North Carolina Tax-Free Income Series holds some longer healthcare bonds which underperformed the market last year, leading to the slight underperformance of the North Carolina Tax-Free Income Series against the index. The North Carolina Tax-Free Short-to-Medium Series received significant inflows of new money during the reporting period, most of which was invested in the middle of the period. As the market improved through the second half of reporting period, the bonds purchased rose in value, leading to the outperformance of the fund against the index.

North Carolina’s economy has continued to transition from traditional labor-intensive industries (e.g., textiles, furniture, etc.) to knowledge-based or service-related industries. Ranked by employment size, North Carolina’s four largest industries are: government; healthcare and social assistance; retail trade; and manufacturing. Together, these industries account for more than 55 percent of employment in the state. Employment in the manufacturing sector has continued to decline. The state’s unemployment rate at the end of the reporting period was 9.9 percent compared with the national average of 9.2 percent. In 2010, North Carolina had a per capita personal income of $35,638 (preliminary data) which ranked 35th in the nation. The state recently passed a budget which closed a $2.4 billion budget shortfall for FY 2012.

North Carolina’s G.O. bonds were rated Aaa by Moody’s and AAA by Standard & Poor’s as of June 30, 2011. North Carolina had net tax-supported debt per capita of $782 as of calendar year-end 2010 which was below the national net tax-supported debt median of $1,066 (Source: Moody’s Investors Services, Special Comment: 2011 State Debt Medians Report”, June 3, 2011).

The Alabama Tax-Free Income Series provided shareholders with a total return of 3.45 percent for the twelve months ended June 30, 2011. The Alabama Tax-Free Income Series performed in line with the index during the reporting period.

Alabama’s economy exhibited steady signs of recovery from the national recession during the reporting period. At the beginning of 2010, economic analysts at the University of Alabama predicted a 2.2 percent gain in the state’s GDP but revised their estimate upward to 2.5 percent at midyear. The state’s annual average unemployment rate at the end of the reporting period stood at 9.9 percent compared with the national average of 9.2 percent. In 2010, Alabama had a per capita personal income of $33,945 (preliminary data) which ranked 42nd in the nation.

Alabama is home to a number of large automobile manufacturing plants. The earthquake in Japan negatively impacted car production in the state. However, at the end of the reporting period automobile production levels had mostly recovered. Tourism and aerospace continue to be major industries in the state. International trade produced benefits across the state and the state’s port in Mobile expanded allowing it to become one of the top 10 busiest ports in the United States. The state experienced extensive damage in and around Tuscaloosa in late April which was caused by a tornado which will result in substantial rebuilding costs. Alabama’s G.O. bonds were rated Aa1 by Moody’s and AA by Standard & Poor’s as of June 30, 2011. Alabama had net tax-supported debt per capita of $856 as of calendar year-end 2010 which was lower than the national net tax-supported debt median of $1,066 (Source: Moody’s Investors Services, Special Comment: 2011 State Debt Medians Report”, June 3, 2011).

(Unaudited)

The Mississippi Tax-Free Income Series had a total return of 3.19 percent for the twelve month period ended June 30, 2011. The Mississippi Tax-Free Income Series slightly underperformed the index during the reporting period.

Mississippi’s economy is dominated by manufacturing and service industries which were hit hard by the national recession. Recent economic indicators show that an economic recovery is firmly underway in Mississippi. Retail sales have been rising, job losses are slowing, gaming revenues are improving, and the value of residential building permits issued has stabilized. Several major investment projects and post-Katrina reconstruction are boosting economic activity. Among ongoing projects are a $570 million port upgrade at Gulfport, a $1 billion natural gas pipeline (Spectra Energy and CenterPoint Energy), and a $950 million reconstruction and renovation at Keesler Air Force Base. A new $1.3 billion auto plant (Toyota) in Blue Springs near Tupelo is scheduled to begin production in 2011.

The state’s annual average unemployment rate at the end of the reporting period was 10.3 percent compared with the national average of 9.2 percent. In 2010, Mississippi had a per capita personal income of $31,186 (preliminary data) which ranked last in the nation. The state’s G.O. bonds were rated Aa2 by Moody’s and AA by Standard & Poor’s as of June 30, 2011. Mississippi has net tax-supported debt per capita of $1,534 as of calendar year-end 2010 which was higher than the national net tax-supported debt median of $1,066 (Source: Moody’s Investors Services, Special Comment: 2011 State Debt Medians Report”, June 3, 2011).

The Intermediate Government Bond Series had a total return of 0.71 percent for the twelve months ended June 30, 2011. The Barclays Capital U.S. Intermediate Government Bond Index had a total return of 2.653 percent for the one year period ended June 30, 2011. The fund slightly underperformed the index during the reporting period. As of 6/30/2011, the Series had a maturity of 9.93 years vs. an average maturity of 4.03 for the index. The bonds in the fund are very concentrated around the 9-10 year maturity mark, while the index tracks a mix of bonds with maturities ranging from 1-10 years. During the reporting period, the best performing part of the government market was 5-7 years, explaining the slight underperformance of the fund against the index.

The Taxable Municipal Bond Series had a total return of 0.04 percent for the eight months between fund inception on November 1, 2010 and June 30, 2011. The Barclays Capital Municipal Bond Taxable Index had a total return of 4.275% for the same period. The taxable municipal market declined dramatically in November and December of 2010 due to the non-extension and sunset of the Build America Bond program. The share price of the fund declined more than the index due to the longer average maturity of the Series during that time. Though the fund and the index performed comparably for the remainder of the reporting period, the fund underperformed the index primarily due to the fund’s underperformance in November and December of 2010.

Please note that index information is provided for reference only. No index can perfectly match the investments that make up a fund’s portfolio. In making investment decisions for our portfolios we do not attempt to track indices. The Barclays Capital Municipal Bond index is national in scope and does not necessarily reflect the performance of state-specific municipal bond funds. Indices do not take into account any operating expenses or transaction costs. An investment cannot be made directly in an index.

i Data are from the Bureau of Economic Analysis, the U.S. Department of Labor Bureau of Labor Statistics, and various other sources management deems to be reliable. Some of the quoted data are preliminary in nature and may be subject to revision. Any opinions expressed herein are those of the funds’ portfolio management and are current as of June 30, 2011. They are not guarantees of performance or investment results and should not be taken as investment advice. Past performance is not a guarantee of future performance and you may lose money investing in the funds.

Unaudited

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments.

Kentucky Tax-Free Income Series
CREDIT QUALITY	% of Net Assets at Market
Aaa/AAA	10.87%
Aa/AA	74.98%
A	7.48%
Baa/BBB	5.53%
Not Rated	1.14%

100.00%

COMPOSITION
% of Net Assets
General Obligation	0.13%
Prerefunded	4.17%
Lease Revenue	9.76%
Municipal Utility Revenue	2.75%
Hospital and Healthcare Revenue	3.45%
State and Local Mortgage Revenue	4.04%
University Consolidated Education and Building Revenue	0.89%
Turnpikes and Toll Roads Revenue	4.59%
Public Facilities Revenue	1.07%
Insured Municipal	64.48%
Escrowed to Maturity	4.30%
Other Assets Less Liabilities	0.37%

100.00%

Kentucky Tax-Free Short-to-Medium Series
CREDIT QUALITY	% of Net Assets at Market
Aaa/AAA	17.58%
Aa/AA	77.03%
A	3.99%
Baa/BBB	1.40%
Not Rated	0.00%

100.00%

COMPOSITION
% of Net Assets
Prerefunded	1.38%
Certificates of Participation	1.07%
Lease Revenue	13.94%
Municipal Utility Revenue	3.11%
Hospital and Healthcare Revenue	2.49%
State and Local Mortgage Revenue	3.17%
Turnpikes and Toll Roads Revenue	2.36%
Insured Municipal	70.98%
Other Assets Less Liabilities	1.50%

100.00%

Alabama Tax-Free Income Series
CREDIT QUALITY	% of Net Assets at Market
Aaa/AAA	6.58%
Aa/AA	67.81%
A	17.00%
Baa/BBB	1.21%
Not Rated	7.40%

100.00%

COMPOSITION
% of Net Assets
General Obligation	8.60%
Lease Revenue	1.82%
Municipal Utility Revenue	4.72%
Industrial Revenue	0.48%
University Consolidated Education and Building Revenue	5.98%
Public Facilities Revenue	0.48%
Insured Municipal	72.54%
Escrowed to Maturity	1.52%
Other Assets Less Liabilities	3.86%

100.00%

Mississippi Tax-Free Income Series
CREDIT QUALITY	% of Net Assets at Market
Aaa/AAA	14.45%
Aa/AA	56.13%
A	18.30%
Baa/BBB	3.23%
Not Rated	7.89%

100.00%

COMPOSITION
% of Net Assets
General Obligation	1.58%
Prerefunded	0.25%
Lease Revenue	3.59%
University Consolidated Education and Building Revenue	8.41%
Public Facilities Revenue	4.83%
Insured Municipal	79.34%
Escrowed to Maturity	0.60%
Other Assets Less Liabilities	1.40%

100.00%

v

Unaudited

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments.

Tennessee Tax-Free Income Series
CREDIT QUALITY	% of Net Assets at Market
Aaa/AAA	2.49%
Aa/AA	70.12%
A	19.17%
Baa/BBB	4.79%
Not Rated	3.43%

100.00%

COMPOSITION
% of Net Assets
Prerefunded	2.85%
General Obligation	6.92%
Lease Revenue	2.36%
Municipal Utility Revenue	6.40%
Hospital and Healthcare Revenue	6.93%
State and Local Mortgage Revenue	7.42%
University Consolidated Education and Building Revenue	9.87%
Public Facilities Revenue	0.57%
Insured Municipal	52.77%
Escrowed to Maturity	2.39%
Other Assets Less Liabilities	1.52%

100.00%

Tennessee Tax-Free Short-to-Medium Series
CREDIT QUALITY	% of Net Assets at Market
Aaa/AAA	22.37%
Aa/AA	65.46%
A	9.46%
Baa/BBB	2.71%
Not Rated	0.00%

100.00%

COMPOSITION
% of Net Assets
Prerefunded	3.35%
General Obligation	10.52%
Lease Revenue	7.16%
Municipal Utility Revenue	3.91%
Hospital and Healthcare Revenue	1.02%
Public Facilities Revenue	3.58%
State and Local Mortgage Revenue	5.62%
Insured Municipal	61.65%
Other Assets Less Liabilities	3.19%

100.00%

North Carolina Tax-Free Income Series
CREDIT QUALITY	% of Net Assets at Market
Aaa/AAA	4.85%
Aa/AA	72.53%
A	20.27%
Baa/BBB	1.68%
Not Rated	0.67%

100.00%

COMPOSITION
% of Net Assets
Prerefunded	1.37%
General Obligation	2.88%
Certificates of Participation	15.57%
Lease Revenue	3.52%
Municipal Utility Revenue	5.08%
Hospital and Healthcare Revenue	7.84%
State and Local Mortgage Revenue	0.13%
University Consolidated Education and Building Revenue	5.29%
Public Facilities Revenue	6.71%
Insured Municipal	50.05%
Other Assets Less Liabilities	1.56%

100.00%

North Carolina Tax-Free Short-to-Medium Series
CREDIT QUALITY	% of Net Assets at Market
Aaa/AAA	23.81%
Aa/AA	51.48%
A	22.79%
Baa/BBB	0.05%
Not Rated	1.87%

100.00%

COMPOSITION
% of Net Assets
Prerefunded	1.36%
General Obligation	1.23%
Certificates of Participation	17.87%
Lease Revenue	2.47%
Municipal Utility Revenue	8.58%
Hospital and Healthcare Revenue	3.44%
State and Local Mortgage Revenue	1.16%
University Consolidated Education and Building Revenue	3.21%
Public Facilities Revenue	3.78%
Insured Municipal	55.75%
Other Assets Less Liabilities	1.15%

100.00%

Unaudited

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments.

Intermediate Government Bond Series
CREDIT QUALITY	% of Net Assets at Market
Aaa/AAA	100.00%

COMPOSITION
% of Net Assets
Federal Farm Credit	59.08%
Federal Home Loan Bank	29.38%
Federal Home Loan Mortgage	5.40%
Student Loan Marketing Association	4.30%
Other Assets Less Liabilities	1.84%

100.00%

Taxable Municipal Bond Series
CREDIT QUALITY	% of Net Assets at Market
Aaa/AAA	2.40%
Aa/AA	91.53%
A	6.07%

100.00%

COMPOSITION
% of Net Assets
General Obligation	18.35%
Certificates of Participation	20.85%
Lease Revenue	14.74%
Municipal Utility Revenue	14.47%
University Consolidated Education and Building Revenue	4.30%
Turnpike Road Revenue	2.82%
Insured Municipal	22.17%
Other Assets Less Liabilities	2.30%

100.00%

PERFORMANCE COMPARISON (Unaudited)

The following graphs compare the change in value of a $10,000 investment in each series of Dupree Mutual Funds with the change in value of a $10,000 investment in a comparable index. The comparisons are made over 10 years or since inception of the series, if shorter than ten years. Results are for the fiscal years ended June 30.

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Notes on Graphs:

Results reflect reinvestment of all dividend and capital gain distributions. No index can perfectly match the investments that make up a fund’s portfolio. For each series, we have chosen a benchmark that we believe gives the most accurate comparison of how the series performed during the reporting period. The investor should understand that an index is a mathematical hypothesis and does not reflect a real market situation. For example, the portfolio of each index is replaced with an entirely different portfolio each year without reflecting operating expenses or transaction costs, an impossibility in reality. On the other hand, the fund’s performance reflects not only these factors but management costs as well. Past performance is not indicative of future results.

The performance tables and the graphs above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds — 100%

June 30, 2011

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

INSURED MUNICIPAL BONDS
72.54% of Net Assets
AL Drinking Water Finance Authority Revolving Fund Loan	4.750%	08/15/2027	NR	$75,000	$74,745
AL Housing Finance Authority Single Family Mortgage Revenue	5.375	10/01/2033	Aaa	195,000	200,142
AL Private College & Universities Facilities Authority Revenue	4.750	09/01/2026	AA+*	500,000	495,170
AL State Board Education Bishop State Community College	4.600	01/01/2021	A1	100,000	101,435
AL State Board of Education Revenue Calhoun Community	5.000	05/01/2022	A1	450,000	467,055
AL State University Revenue General Tuition & Fee — Series A	5.000	01/01/2019	A2/A*	50,000	51,193
AL State University Revenue General Tuition and Fee	5.000	08/01/2026	A2/A*	150,000	153,506
AL State University Revenue General Tuition and Fee	5.250	09/01/2034	Aa3/AA+*	75,000	77,510
AL Water Pollution Control Authority Revolving Fund Loan	4.800	08/15/2018	NR	50,000	50,335
AL Water Pollution Control Authority Revolving Fund Loan	4.800	08/15/2022	NR	170,000	167,115
AL Water Pollution Control Authority Revolving Fund Loan	5.000	08/15/2026	NR	130,000	126,628
Albertville AL Warrants	5.000	02/01/2035	AA+*	110,000	114,501
Alexander City AL Warrants	4.700	05/01/2021	Baa1/A*	200,000	204,080
Auburn AL Capital Improvement School Warrants	5.000	08/01/2030	Aa2/AA+*	260,000	268,120
Auburn University AL General Fee Revenue — Series A	5.000	06/01/2032	Aa2/AA+*	45,000	46,121
Auburn University AL General Fee Revenue — Series A	5.000	06/01/2027	Aa2/AA+*	300,000	315,663
Auburn University AL General Fee Revenue — Series A	5.000	06/01/2033	Aa2/AA+*	420,000	430,571
Auburn University AL General Fee Revenue — Series A	5.000	06/01/2038	Aa2/AA+*	600,000	610,422
Baldwin County AL Water and Sewer Series A General Obligation	5.000	01/01/2025	Aa1/AA+*	295,000	310,647
Bessemer AL Public Educational Building Authority Revenue	5.000	07/01/2030	AA+*	250,000	260,295
Chatom AL Industrial Board Gulf Opportunity Zone	5.000	08/01/2037	Aa3/AA+*/A-@	150,000	151,191
Choctaw County AL Revenue School Warrants	4.700	03/01/2017	NR	200,000	184,744
Cullman AL Utility Board Water Revenue	4.750	09/01/2037	Aa3/AA+*	150,000	145,188
Cullman County AL Water Revenue	5.000	05/01/2021	Baa1/A+*	125,000	131,165
Daphne AL Warrants	5.000	04/01/2023	Aa2/AA*	250,000	263,140
Elmore County AL Limited Obligation School Warrants	5.000	02/01/2022	Aa3/AA+*	190,000	200,505
Elmore County AL Public Education Cooperative	5.000	08/01/2032	Aa3	50,000	49,356
Enterprise AL Water General Obligation	5.000	10/01/2019	NR	55,000	57,375
Enterprise AL Water General Obligation	5.000	10/01/2023	NR	450,000	462,186
Gadsden AL Warrants — Series B	4.600	08/01/2022	NR	100,000	101,664
Hoover AL Board of Education Capital Outlay Warrants	4.750	02/15/2024	Aa2/AA+*	250,000	261,323
Huntsville AL Health Care Authority — Series A	5.000	06/01/2024	A1/BBB*	100,000	100,987
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2027	Aa1/AA+*	375,000	389,779
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2033	Aa1/AA+*	175,000	177,254
Huntsville AL Water Systems Revenue	5.000	11/01/2033	Aa1/AAA*	300,000	309,615
Jacksonville AL State University Revenue Tuition and Fee	5.125	12/01/2033	AA+*	450,000	454,541
Lee County AL School Warrants Limited Obligation	5.000	02/01/2021	Aa2	75,000	77,257
Limestone County AL Water & Sewer Authority Water Revenue	5.000	12/01/2029	A+*	275,000	275,322
Linden AL Warrants	5.250	06/01/2023	NR	25,000	25,209
Lowndes County AL Warrants	5.250	02/01/2037	Aa3/AA+*	250,000	243,803
Madison County AL Board of Education Capital Outlay Tax	4.950	09/01/2025	Aa3/AA+*	100,000	105,482
Madison County AL Board of Education Capital Outlay Tax	5.100	09/01/2028	Aa3/AA+*	285,000	298,384
Madison County AL Board of Education Capital Outlay Tax	5.125	09/01/2034	Aa3/AA+*	505,000	512,676
Mobile AL Limited Obligation Tax Warrants	5.500	02/15/2023	Ba2	35,000	33,407
Mobile AL Public Education Building Authority	5.000	03/01/2033	Aa3/AA+*/AA-@	200,000	203,502
Montgomery AL Waterworks & Sanitation Sewer Board Revenue	5.000	03/01/2025	Aa2/AAA*	250,000	262,533
Montgomery County AL Warrants	5.000	03/01/2028	Aa1/AA*	175,000	184,151
Montgomery County AL Public Building Authority Revenue	5.000	03/01/2031	Aa2/AA-*	175,000	178,120
Morgan County AL Water and Sewer General Obligation Warrants	5.000	04/01/2028	Aa3	100,000	101,351
Morgan County AL Warrants	5.000	04/01/2029	Aa3	25,000	25,267
Muscle Shoals AL Refunded Warrants	4.600	08/01/2024	Aa3	250,000	254,305
North Marshall AL Utilities Board Water Revenue	5.100	10/01/2030	AA+*	375,000	388,530
Opelika AL Water Board Revenue	5.000	06/01/2037	Aa3/AA+*	250,000	253,940
Phenix City AL Schools Warrants — Series B	5.000	08/01/2024	A+*	200,000	210,426
Phenix City AL Water & Sewer Revenue	5.000	08/15/2034	Aa3/AA+*/AA-@	40,000	40,800
Roanoke AL Warrants	4.450	05/01/2020	NR	150,000	151,404

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds — 100%

June 30, 2011

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

St Clair County AL Board Education School Tax Warrants	4.400%	02/01/2022	Aa3/AA+*	$50,000	$50,966
Shelby County AL Board of Education Special Tax School Warrants	5.000	02/01/2025	Aa3/A+*	300,000	308,391
Talladega County AL Industrial Development Revenue	4.700	01/01/2022	Baa3	100,000	91,290
Troy AL Public Educational Building Authority Educational	5.250	12/01/2036	Aa3/AA+*	225,000	229,853
Trussville AL Warrants	4.800	10/01/2021	Aa2	85,000	87,269
Tuscaloosa AL Warrants	5.000	01/01/2030	Aa1/AA+*	150,000	153,969
Tuscaloosa AL Public Education Building Authority Student	6.375	07/01/2028	AA+*	250,000	279,958
Tuscaloosa AL Public Education Building Authority Student	6.750	07/01/2033	AA+*	475,000	529,240
University of AL General Revenue — Series A	5.000	07/01/2032	Aa2/AA-*/AA@	500,000	511,535
University of AL General Revenue — Series A	5.000	07/01/2034	Aa2/AA-*/AA@	350,000	353,787
University of AL General Revenue — Series A	5.000	07/01/2028	Aa2/AA-*/AA@	325,000	338,100
University South AL University Revenues Refunding Tuition	5.000	12/01/2029	Aa1/AA+*	105,000	108,054
University of Southern AL University Revenues Facilities	5.000	08/01/2029	Aa1/AA+*	550,000	570,218

					15,403,766
GENERAL OBLIGATION BONDS
8.60% of Net Assets
AL State — Series A	4.625	09/01/2022	Aa1/AA*	100,000	103,404
Mobile AL Refunding Warrants — Series A	5.000	02/15/2027	Aa2/AA-*	335,000	352,537
Montgomery AL Warrants — Series A	5.000	02/01/2030	Aa1/AA+*	300,000	316,251
Montgomery AL Warrants — Series C General Obligation Unlimited	5.000	01/01/2023	Aa1/AA+*/AAA@	580,000	620,438
Sumter County AL Limited Obligation School Warrants	5.100	02/01/2034	A*	100,000	98,414
Tuscaloosa AL Warrants — Series A	5.000	10/15/2034	Aa1/AA+*	175,000	179,958
Tuscaloosa AL Warrants — Series A	5.125	01/01/2039	Aa1/AA+*	150,000	154,374

					1,825,376
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
5.98% of Net Assets
AL State Public School & College Authority Captial Improvement	5.000	12/01/2024	Aa1/AA*	250,000	269,893
AL State Public School & College Authority Captial Improvement	5.000	12/01/2025	Aa1/AA*	640,000	685,626
AL State Public Schools & College Authority Refinancing	5.000	05/01/2024	Aa1/AA*/AA+@	125,000	136,850
Auburn University AL General Fee Revenue	5.000	06/01/2022	Aa2/AA-*	50,000	55,186
Mobile AL Spring Hill College Educational Building	5.100	09/01/2019	Ba2	120,000	122,299

					1,269,854
MUNICIPAL UTILITY REVENUE BONDS
4.72% of Net Assets
Jasper AL Water Works and Sewer Board Utility Revenue	5.000	06/01/2030	A+*	455,000	469,182
Muscle Shoals AL Utilities Board Water & Sewer Revenue	5.750	12/01/2033	AA-*	430,000	459,653
Opelika AL Water Board Revenue	5.250	06/01/2036	Aa3/A+*	70,000	72,569

					1,001,404
LEASE REVENUE BONDS
1.82% of Net Assets
AL Incentives Financing Authority Special Obligation	5.000	09/01/2029	AA+*	125,000	129,398
University of Alabama General Revenue — Series A	5.000	07/01/2034	Aa2/AA-*	250,000	257,740

					387,138
ESCROWED TO MATURITY BONDS
1.52% of Net Assets
West Morgan — East Lawrence Water Authority AL Water Revenue	5.000	08/15/2025	Aa3/AA+*	300,000	323,802

					323,802
PUBLIC FACILITIES REVENUE BONDS
.48% of Net Assets
Rockford AL Public Building Authority Building Revenue	5.750	09/01/2015	NR	10,000	10,015
Sumter County AL Limited Obligation School Warrants	5.200	02/01/2039	A*	95,000	92,819

					102,834

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds — 100%

June 30, 2011

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

INDUSTRIAL REVENUE BONDS
.48% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue	5.800%	11/01/2011	A+*	$75,000	$75,793
Auburn AL Industrial Development Board Facilities Revenue	6.200	11/01/2020	A+*	25,000	25,074

					100,867

Total Investments (cost $20,241,821)(See (a) below for further explanation) 96.14% of Net Assets					$20,415,041

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$289,479
Unrealized depreciation	(116,259)

Net unrealized appreciation	$173,220

Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds

Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	20,415,041
Level 3	Significant Unobservable Inputs	—

$20,415,041

The accompanying footnotes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011

ASSETS:
Investments in securities, at fair value (Cost: $20,241,821)		$20,415,041
Cash		632,770
Interest receivable		292,698
Prepaid expenses		407

Total assets		21,340,916
LIABILITIES:
Payable for:
Distributions to shareholders	81,923
Fund shares redeemed	2,294
Investment advisory fee	6,315
Transfer agent fee	852
Accrued expenses	14,982

Total liabilities		106,366

NET ASSETS:
Capital		21,098,374
Net accumulated realized loss on investment transactions		(37,044)
Net unrealized appreciation in value of investments		173,220

Net assets at value		$21,234,550

NET ASSET VALUE, offering price and redemption price per share ($21,234,550 ÷ 1,812,126 shares outstanding; unlimited number of shares authorized; no par value)		$11.72

STATEMENT OF OPERATIONS

For the year ended June 30, 2011

Net investment income:
Interest income	$895,128

Expenses:
Investment advisory fee	101,210
Transfer agent fee	30,239
Custodian expense	3,190
Professional fees	4,943
Trustee fees	2,540
Other expenses	14,873

Total expenses	156,995
Fees waived by Adviser	(36,211)
Custodian expense reduction	(202)

Net expenses	120,582

Net investment income	774,546

Realized and unrealized gain/(loss) on investments:
Net realized gain	29,066
Net change in unrealized appreciation/depreciation	(138,138)

Net realized and unrealized loss on investments	(109,072)

Net increase in net assets resulting from operations	$665,474

The accompanying notes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2011 and 2010

	2011	2010
Operations:
Net investment income	$774,546	$656,017
Net realized gain on investments	29,066	20,127
Net change in unrealized appreciation/depreciation	(138,138)	470,753

Net increase in net assets resulting from operations	665,474	1,146,897
Distributions from net investment income	(774,546)	(656,017)
Net fund share transactions (Note 4)	1,490,590	5,100,485

Total increase	1,381,518	5,591,365
Net assets:
Beginning of year	19,853,032	14,261,667

End of year	$21,234,550	$19,853,032

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2011	2010	2009	2008	2007
Net asset value, beginning of year	$11.77	$11.40	$11.43	$11.59	$11.52

Income from investment operations:
Net investment income	0.45	0.46	0.46	0.46	0.47
Net gains/(losses) on securities, both realized and unrealized	(0.05)	0.37	(0.03)	(0.14)	0.07

Total from investment operations	0.40	0.83	0.43	0.32	0.54
Less distributions:
Distributions from net investment income	(0.45)	(0.46)	(0.46)	(0.46)	(0.47)
Distributions from capital gains	—	—	—	(0.02)	—

Net asset value, end of year	$11.72	$11.77	$11.40	$11.43	$11.59

Total return	3.45%	7.40%	3.95%	2.84%	4.70%
Net assets, end of year (in thousands)	$21,235	$19,853	$14,262	$13,537	$11,810
Ratio of net expenses to average net assets (a)	0.60%	0.47%	0.45%	0.45%	0.43%
Ratio of net investment income to average net assets	3.83%	3.94%	4.14%	4.00%	4.00%
Portfolio turnover	4.70%	15.73%	14.06%	8.46%	5.43%

(a)	Percentages are after expenses waived by Adviser and Custodian. No recovery of these waivers and reductions will be sought.
Expenses waived by Adviser and Custodian were:
.18% and .0% for 2011; .33% and .0% for 2010; .37% and .03% for 2009; .35% and .04% for 2008; and .37% and .04% for 2007, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

June 30, 2011

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

INSURED MUNICIPAL BONDS
64.48% of Net Assets
Ballard County KY School District Finance Corporation	5.000%	06/01/2020	Aa3	$1,240,000	$1,325,994
Barren County KY School District Finance Corporation	4.750	08/01/2022	Aa3	3,085,000	3,206,858
Boone County KY Pollution Control Revenue — Dayton Power	4.700	01/01/2028	Aa3/A*	12,445,000	12,485,446
Boone County KY School District Finance Corporation	5.000	05/01/2023	Aa3	4,070,000	4,272,564
Boone County KY School District Finance Corporation	5.000	05/01/2024	Aa3	4,265,000	4,464,261
Boyle County KY College Improvement — Centre College — A	4.750	06/01/2032	A3/A-*	5,330,000	5,287,893
Bullitt County KY School District Finance Corporation	4.750	07/01/2022	Aa3	2,440,000	2,527,620
Bullitt County KY School District Finance Corporation	4.500	10/01/2024	Aa3	2,720,000	2,775,080
Campbell & Kenton Counties Sanitary District No. 1	5.000	08/01/2025	Aa2/AA*	2,395,000	2,551,106
Campbell & Kenton Counties Sanitary Sewer	5.000	08/01/2026	Aa2/AA*	4,175,000	4,447,127
Campbell & Kenton Counties Sanitary Sewer	5.000	08/01/2027	Aa2/AA*	4,385,000	4,639,023
Campbell & Kenton Counties Sanitary District No. 1	5.000	08/01/2037	Aa2/AA*	5,500,000	5,589,155
Campbell & Kenton Counties Sanitary Sewer	5.000	08/01/2017	Aa2/AA+*	1,000,000	1,014,090
Campbell County KY School District Finance Corporation	4.500	08/01/2023	Aa3	980,000	1,010,047
Carter County KY Detention Center	5.125	05/01/2029	Aa3	960,000	969,725
Eastern Kentucky University Consolidated Educational Building	5.000	05/01/2021	A1/A*	1,580,000	1,671,861
Fayette County KY School District Finance Corporation	4.500	03/01/2022	Aa2/AA+*	4,100,000	4,183,763
Fayette County KY School District Finance Corporation	5.000	04/01/2024	Aa2/AA+*	6,985,000	7,365,194
Fayette County KY School District Finance Corporation	5.000	04/01/2025	Aa2/AA+*	7,340,000	7,699,880
Franklin County School Building Revenue	4.750	05/01/2027	Aa3	3,570,000	3,655,644
Greater KY Housing Assistance Corporation — Chenowith Woods	6.100	01/01/2024	Baa1/BBB*	450,000	450,338
Greater KY Housing Assistance Corporation — Northside Apts	6.200	02/01/2025	AAA*	3,320,000	3,322,722
Greater KY Housing Assistance Corporation Mortgage Revenue	5.450	05/20/2027	Aa2	1,095,000	1,113,779
Hardin County School District Finance Corporation	4.750	06/01/2027	Aa3	1,250,000	1,286,313
Jefferson County KY Health Facilities — Jewish Hospital	5.650	01/01/2017	Baa1/A-*	3,450,000	3,455,072
Jefferson County KY Health Facilities — Jewish Hospital	5.700	01/01/2021	Baa1/A-*	4,520,000	4,522,396
Jefferson County KY Health Facilities University Medical Center	5.500	07/01/2017	Baa1/BBB*	8,675,000	8,678,036
Jefferson County KY School District Finance Corporation	4.750	12/01/2026	Aa2/AA+*	3,770,000	3,876,766
Jefferson County KY School District Finance Corporation	4.500	07/01/2023	Aa2/AA+*	2,500,000	2,581,350
Jefferson County KY School District Finance Corporation	4.625	07/01/2025	Aa2/AA+*	7,545,000	7,715,592
Jefferson County KY School District Finance Corporation	5.000	07/01/2026	Aa2/AA+*	5,025,000	5,234,593
Jefferson County KY Health Facilities — Alliant Health	5.125	10/01/2017	Baa1/BBB*/A-@	2,940,000	2,945,674
Jefferson County School District Finance Corporation	4.750	06/01/2027	Aa2/AA-*	3,000,000	3,069,780
Kenton County KY School District Finance Corporation	5.000	06/01/2021	Aa3	4,055,000	4,312,695
Kenton County KY School District Finance Corporation	5.000	06/01/2023	Aa3	4,465,000	4,693,563
Kenton County KY School District Finance Corporation	5.000	06/01/2024	Aa3	4,665,000	4,913,131
KY Asset Liability Commission General Fund	5.000	05/01/2020	Aa3/A+*/AA-@	2,000,000	2,132,620
KY Asset Liability Commission Project Notes	5.000	05/01/2023	Aa3/A+*/AA-@	5,600,000	5,931,800
KY Asset Liability Commission General Fund	5.000	05/01/2024	Aa3/A+*/AA-@	5,880,000	6,208,868
KY Asset Liability Commission	5.000	05/01/2025	Aa3/A+*/AA-@	1,000,000	1,050,050
KY Asset Liability Project Notes	5.000	09/01/2015	Aa2/AA*/AA-@	5,000,000	5,614,800
KY Asset Liability Commission Federal Highway	5.250	09/01/2019	Aa2/AA*/AA-@	1,765,000	2,070,292
KY Asset Liability Commission University of Ky Project Notes	5.000	10/01/2024	Aa2/AA-*	5,445,000	5,836,604
KY Asset Liability Commission University of Ky Project Notes	5.000	10/01/2026	Aa2/AA-*	6,090,000	6,413,257
KY Asset Liability Commission University of Ky Project Notes	5.000	10/01/2023	Aa2/AA-*	8,075,000	8,641,542
KY Asset Liability Commission University of Ky Project Notes	5.000	10/01/2024	Aa2/AA-*	7,405,000	7,888,176
KY Asset Liability Commission University of Ky Project Notes	5.000	10/01/2025	Aa2/AA-*	3,700,000	3,923,332
KY Economic Development Finance Authority — Christian Care	5.375	11/20/2035	AAA*	1,905,000	1,952,111
KY Economic Development Authority — Louisville Arena	5.750	12/01/2028	Aa3/AA+*	1,625,000	1,700,303
KY Economic Development Authority — Louisville Arena	6.000	12/01/2033	Aa3/AA+*	1,000,000	1,038,880
KY Housing Corporation	4.750	07/01/2017	Aaa/AAA*	1,335,000	1,335,534
KY Housing Corporation	4.400	01/01/2017	Aaa/AAA*	1,000,000	1,021,150
KY Housing Corporation	5.200	01/01/2031	Aaa/AAA*	1,000,000	1,000,180
KY Housing Corporation	4.650	07/01/2023	Aaa/AAA*	3,595,000	3,618,080
KY Housing Corporation Country Place Apartments	4.750	04/20/2031	AAA*	935,000	916,122
KY Housing Corporation	5.750	07/01/2039	Aaa/AAA*	875,000	904,575

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

June 30, 2011

Bond Description	Coupon		Maturity Date	Rating#	Par Value	Fair Value

Ky State Property & Building #93	5.250%		02/01/2025	Aa3/AA+*/AA-@	$7,250,000	$7,803,248
KY State Property & Building #93	4.875		02/01/2028	Aa3/AA+*/AA-@	500,000	512,240
KY State Property & Building #93	5.000		02/01/2029	Aa3/AA+*/AA-@	500,000	516,220
KY State Property & Building #93	5.250		02/01/2029	Aa3/AA+*/AA-@	16,940,000	17,848,323
KY State Property & Building #76	5.500		08/01/2021	Aa3/A+*/AA-@	1,400,000	1,619,422
KY State Property & Building #73	5.000		11/01/2021	Aa3/AA+*/AA-@	1,000,000	1,037,440
KY State Property & Building #87	5.000		03/01/2019	Aa3/A+*/AA-@	3,000,000	3,318,780
KY State Property & Building #83	5.000		10/01/2017	Aa3/A+*/AA-@	5,000,000	5,713,000
KY State Property & Building #83	5.000		10/01/2018	Aa3/A+*/AA-@	17,750,000	20,221,333
KY State Property & Building #83	5.250	^	10/01/2020	Aa3/A+*/AA-@	24,220,000	27,729,478
KY State Property & Building #73	5.000		11/01/2019	Aa3/AA+*/AA-@	1,360,000	1,417,351
KY State Property & Building #73	5.000		11/01/2020	Aa3/AA+*/AA-@	3,255,000	3,384,744
KY State Property & Building #84	5.000		08/01/2019	Aa3/A+*/AA-@	10,000,000	11,288,400
KY State Property & Building #84	5.000		08/01/2021	Aa3/A+*/AA-@	310,000	345,594
KY State Property & Building #84	5.000		08/01/2022	Aa3/A+*/AA-@	17,500,000	19,401,550
KY State Property & Building #87	5.000		03/01/2022	Aa3/A+*/AA-@	1,665,000	1,787,910
KY State Property & Building #87	5.000		03/01/2023	Aa3/A+*/AA-@	5,175,000	5,494,194
KY State Property & Building #87	5.000		03/01/2025	Aa3/A+*/AA-@	14,835,000	15,526,311
KY State Property & Building #87	5.000		03/01/2026	Aa3/A+*/AA-@	8,230,000	8,554,427
KY State Property & Building #87	5.000		03/01/2027	Aa3/A+*/AA-@	10,290,000	10,643,050
KY State Property & Building #88	4.750		11/01/2027	Aa3/A+*/AA-@	5,800,000	5,939,838
KY State Property & Building #89	5.000		11/01/2025	Aa3/AA+*/AA-@	5,000,000	5,253,250
KY State Property & Building #89	5.000		11/01/2026	Aa3/AA+*/AA-@	13,390,000	14,050,930
KY State Property & Building #89	5.000		11/01/2027	Aa3/AA+*/AA-@	4,900,000	5,110,406
KY State Property & Building #80	5.250		05/01/2018	Aa3/A+*/AA-@	2,940,000	3,371,386
KY State Property & Building #80	5.250		05/01/2020	Aa3/A+*/AA-@	1,000,000	1,138,490
KY State Property & Building #81	5.000		11/01/2018	A1/A+*/AA-@	1,720,000	1,837,545
KY State Property & Building #81	5.000		11/01/2019	A1/A+*/AA-@	2,385,000	2,542,362
KY State Property & Building #81	5.000		11/01/2020	A1/A+*/AA-@	3,560,000	3,778,940
KY State Property & Building #81	5.000		11/01/2022	A1/A+*/AA-@	3,930,000	4,137,701
KY State Turnpike Economic Development	5.150		07/01/2019	Aa2/AA+*/AA-@	1,000,000	1,000,110
KY State Turnpike Economic Development	5.000		07/01/2022	Aa3/AA+*/AA-@	1,625,000	1,739,758
KY State Turnpike Economic Development	5.000		07/01/2023	Aa3/AA+*/AA-@	4,325,000	4,635,449
KY State Turnpike Economic Development	5.000		07/01/2024	Aa3/AA+*/AA-@	3,770,000	3,972,261
KY State Turnpike Economic Development	5.000		07/01/2025	Aa3/AA+*/AA-@	2,000,000	2,096,660
KY State Turnpike Economic Development	5.000		07/01/2026	Aa2/AA+*/AA-@	4,720,000	4,953,876
Laurel County KY School District Finance Corporation	4.625		08/01/2026	Aa3	3,150,000	3,228,026
Laurel County KY School District Finance Corporation	4.750		06/01/2026	Aa3	1,000,000	1,034,890
Letcher County KY School District Finance Corporation	5.000		06/01/2022	Aa3	1,755,000	1,834,344
Letcher County KY School District Finance Corporation	5.000		06/01/2024	Aa3	1,930,000	2,001,468
Louisville & Jefferson County KY Metropolitan Sewer	5.000		05/15/2025	Aa3/AA-*/AA-@	3,270,000	3,442,983
Louisville & Jefferson County KY Metropolitan Sewer	5.000		05/15/2026	Aa3/AA-*/AA-@	3,230,000	3,381,842
Louisville & Jefferson County KY Metropolitan Sewer	5.000		05/15/2032	Aa3/AA-*/AA-@	3,220,000	3,295,251
Louisville & Jefferson County KY Metropolitan Sewer	5.000		05/15/2036	Aa3/AA-*/AA-@	2,000,000	2,027,500
Louisville & Jefferson County KY Metropolitan Sewer	4.750		05/15/2028	Aa3/AA-*/AA-@	10,670,000	10,674,588
Louisville & Jefferson County KY Metropolitan Sewer	5.000		05/15/2030	Aa3/AA-*/AA-@	3,005,000	3,006,352
Louisville & Jefferson County KY Metropolitan Sewer	5.000		05/15/2032	Aa3/AA-*/AA-@	4,000,000	4,056,200
Louisville & Jefferson County KY Metropolitan Sewer	5.500		05/15/2034	Aa3/AA-*/AA-@	7,695,000	7,836,203
Louisville & Jefferson County KY Metropolitan Sewer	5.000		05/15/2036	Aa3/AA-*/AA-@	1,330,000	1,348,088
Louisville & Jefferson County KY Metropolitan Sewer	5.000		05/15/2038	Aa3/AA-*/AA-@	12,500,000	12,601,500
Louisville & Jefferson County KY Metropolitan Sewer	5.000		05/15/2024	Aa3/AA-*	7,000,000	7,541,100
Louisville & Jefferson County KY Metropolitan Sewer	5.000		05/15/2022	Aa3/AA+*/AA-@	2,855,000	3,044,001
Louisville & Jefferson County KY Metropolitan Sewer	5.000		05/15/2023	Aa3/AA+*/AA-@	2,990,000	3,180,074
Louisville & Jefferson County KY Metropolitan Sewer	5.000		05/15/2024	Aa3/AA+*/AA-@	3,135,000	3,320,216
Louisville & Jefferson County KY Metropolitan Sewer	5.000		05/15/2025	Aa3/AA+*/AA-@	3,285,000	3,468,073
Louisville & Jefferson County KY Metropolitan Sewer	5.000		05/15/2026	Aa3/AA+*/AA-@	14,000,000	14,661,080
Louisville & Jefferson County KY Metropolitan Sewer	5.000		05/15/2025	Aa3/AA+*	5,185,000	5,561,379
Louisville & Jefferson County KY Regional Airport Authority	5.500		07/01/2017	Aa3/AA+*/A+@	2,655,000	2,681,869

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

June 30, 2011

Bond Description	Coupon		Maturity Date	Rating#	Par Value	Fair Value

Louisville & Jefferson County KY Visitors & Convention Center	4.500%		12/01/2023	Aa3/AA+*	$2,340,000	$2,390,638
Louisville & Jefferson County KY Visitors & Convention Center	4.500		12/01/2024	Aa3/AA+*	2,250,000	2,272,680
Louisville & Jefferson County KY Visitors & Convention Center	4.600		12/01/2025	Aa3/AA+*	1,490,000	1,501,697
Louisville & Jefferson County KY Student Housing	5.000		06/01/2025	NR	2,030,000	2,077,746
Marshall County KY School District Finance Corporation	5.000		06/01/2022	Aa3	1,400,000	1,458,156
Nelson County KY School District Finance Corporation	4.500		04/01/2021	Aa3	1,130,000	1,157,323
Nelson County KY School District Finance Corporation	4.500		04/01/2023	Aa3	2,505,000	2,552,244
Northern KY Water District	4.750		02/01/2019	Aa3	1,000,000	1,015,330
Northern KY Water District	5.000		02/01/2020	Aa3	3,080,000	3,133,500
Northern KY Water District	5.000		02/01/2021	Aa3	2,635,000	2,676,106
Northern KY Water District	4.125		02/01/2021	Aa3	1,380,000	1,390,529
Northern KY Water District	4.500		02/01/2022	Aa3	1,385,000	1,408,891
Northern KY Water District	6.500		02/01/2033	Aa3	1,585,000	1,748,144
Northern KY Water District	6.000		02/01/2028	Aa3	1,010,000	1,107,415
Northern KY Water District	6.000		02/01/2031	Aa3	1,000,000	1,085,050
Owensboro Water Revenue	5.000		09/15/2025	Aa3	545,000	580,207
Pike County KY Mortgage Revenue — Phelps Regional Health	5.350		09/20/2012	NR	35,000	35,000
Shelby County KY School District Finance Corporation	5.000		05/01/2022	Aa3	1,815,000	1,891,793
Spencer County KY School District Finance Corporation	5.000		07/01/2023	Aa3	1,000,000	1,048,210
Taylor County Detention Facility	4.750		09/01/2027	A3	2,110,000	2,129,096

						578,121,166
LEASE REVENUE BONDS
9.76% of Net Assets
Danville KY Multi-City Lease Campbellsville Water & Sewer	3.500		07/01/2012	A1	820,000	828,881
Davies County KY School District Finance Corporation	5.000		06/01/2021	Aa3	1,155,000	1,210,821
Fayette County School District Finance Corporation	5.000		06/01/2031	Aa2/AA*	3,705,000	3,857,794
Franklin County Public Properties Justice Center	5.000		04/01/2029	Aa3	2,630,000	2,707,559
Hardin County School District Finance Corporation	5.000		05/01/2030	Aa3	450,000	464,805
Hardin County School District Finance Corporation	5.000		05/01/2031	Aa3	470,000	480,975
Kenton County School District Finance Corporation	5.000		02/01/2029	Aa3	3,270,000	3,405,934
KY Area Development Districts Financing Lease — Ewing	4.700		06/01/2024	NR	2,625,000	2,652,248
KY Asset Liability Project	5.000		09/01/2021	Aa2/AA*/AA-@	1,570,000	1,779,611
Kentucky Asset Liability Highway Trust	5.000		09/01/2022	Aa2/AA*/AA-@	3,500,000	3,917,305
KY Association of Counties	5.000		02/01/2030	A+*	625,000	640,106
KY Association of Counties	5.000		02/01/2032	A+*	1,000,000	1,003,570
KY Association of Counties	5.000		02/01/2035	A+*	995,000	982,732
KY Infrastructure Authority Wastewater & Drinking Water	5.000		02/01/2027	Aaa/AAA*/AAA@	2,500,000	2,748,700
KY Infrastructure Authority Wastewater & Drinking Water	5.000		02/01/2028	Aaa/AAA*/AAA@	2,000,000	2,180,460
KY Infrastructure Authority — Series A	5.000		06/01/2019	Aa3/A+*/AA-@	1,000,000	1,000,380
KY State Property & Building #68	5.250		10/01/2018	Aa3/A+*/AA-@	1,500,000	1,500,780
KY State Property & Building #68	5.000		10/01/2019	Aa3/A+*/AA-@	1,500,000	1,500,720
KY State Property & Building #100	5.000	**	08/01/2030	Aa3/A+*/AA-@	5,480,000	5,597,327
KY State Property & Building #88	5.000		11/01/2024	Aa3/A+*/AA-@	1,355,000	1,429,322
KY State Property & Building #90	5.375		11/01/2023	Aa3/A+*/AA-@	1,200,000	1,314,312
KY State Property & Building #90	5.500		11/01/2028	Aa3/A+*/AA-@	24,220,000	25,920,244
KY State Property & Building #96	5.000		11/01/2029	Aa3/A+*/AA-@	5,000,000	5,175,350
KY State Property & Building #98	5.000		08/01/2021	Aa3/A+*/AA-@	2,505,000	2,803,471
KY State Property & Building #91	5.750		04/01/2029	A1/A+*/A+@	210,000	226,265
Lexington-Fayette Urban County Government Public Facilities	5.000		06/01/2033	Aa3/A+*/AA-@	5,000,000	4,934,250
Montgomery County KY School District Finance Corporation	4.375		04/01/2023	Aa3	3,105,000	3,141,142
Pendleton County KY Multi-County Lease Revenue	6.400		03/01/2019	A*	3,000,000	3,587,250
Shelby County KY School District Finance Corporation	5.000		02/01/2028	Aa3	500,000	523,750

						87,516,064
TURNPIKES AND TOLL ROAD BONDS
4.59% of Net Assets
KY State Turnpike Economic Development Road Revenue	5.000		07/01/2020	Aa2/AA+*/AA-@	1,000,000	1,129,520
KY State Turnpike Economic Development Road Revenue	5.000		07/01/2025	Aa2/AA+*/AA-@	2,925,000	3,127,878
KY State Turnpike Economic Development Road Revenue	5.000		07/01/2027	Aa2/AA+*/AA-@	9,530,000	10,053,388

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

June 30, 2011

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

KY State Turnpike Economic Development Road Revenue	5.000%	07/01/2028	Aa2/AA+*/AA-@	$2,460,000	$2,578,326
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2026	Aa2/AA+*/AA-@	4,440,000	4,735,216
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2027	Aa2/AA+*/AA-@	1,550,000	1,645,434
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2/AA+*/AA-@	10,035,000	10,506,344
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2/AA+*/AA-@	5,165,000	5,469,322
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2030	Aa2/AA+*/AA-@	1,845,000	1,935,313

					41,180,741
ESCROWED TO MATURITY BONDS
4.30% of Net Assets
Danville KY Multi-City Lease Revenue — Hopkinsville	6.875	06/01/2012	A2	335,000	344,849
Jefferson County KY Health Facilities — Alliant Health	5.125	10/01/2017	BBB*	3,980,000	4,207,616
Jefferson County KY Health Facilities — Alliant Health	5.125	10/01/2018	BBB*	32,000,000	34,029,120

					38,581,585
PREREFUNDED BONDS
4.17% of Net Assets
KY State Property & Building #85	5.000	08/01/2024	Aa2/AA+*/AA-@	8,300,000	9,622,273
Bowling Green KY General Obligation	4.600	06/01/2018	Aa2	1,290,000	1,338,930
KY State Property & Building #85	5.000	08/01/2020	Aa2/AA+*/AA-@	5,760,000	6,677,626
KY State Property & Building #85	5.000	08/01/2022	Aa2/AA+*/AA-@	8,200,000	9,506,342
KY State Property & Building #85	5.000	08/01/2025	Aa2/AA+*/AA-@	2,500,000	2,898,275
Knox County General Obligation	5.625	06/01/2036	NR	2,490,000	2,960,486
Louisville KY General Obligation — Series A	5.000	10/01/2020	Aa1/AA+*	4,165,000	4,399,781

					37,403,713
STATE AND LOCAL MORTGAGE REVENUE BONDS
4.04% of Net Assets
KY Housing Corporation	4.850	01/01/2024	Aaa/AAA*	7,380,000	7,434,538
KY Housing Corporation	4.950	01/01/2033	Aaa/AAA*	5,065,000	5,078,321
KY Housing Corporation	4.750	07/01/2032	Aaa/AAA*	1,265,000	1,232,186
KY Housing Corporation	4.875	07/01/2023	Aaa/AAA*	1,535,000	1,574,096
KY Housing Corporation	4.750	07/01/2035	Aaa/AAA*	4,140,000	3,996,259
KY Housing Corporation	5.375	07/01/2033	Aaa/AAA*	4,175,000	4,254,033
KY Housing Corporation	5.450	07/01/2038	Aaa/AAA*	4,005,000	4,050,817
KY Housing Corporation	4.900	07/01/2028	Aaa/AAA*	2,000,000	2,014,460
KY Housing Corporation	4.850	07/01/2029	Aaa/AAA*	3,200,000	3,232,032
KY Housing Corporation	5.150	07/01/2039	Aaa/AAA*	2,745,000	2,777,309
KY Housing Corporation	4.625	07/01/2033	Aaa/AAA*	595,000	576,228

					36,220,279
HOSPITAL AND HEALTHCARE REVENUE BONDS
3.45% of Net Assets
KY Development Finance Authority — Kings Daughters	5.000	02/01/2030	A1/A+*/A+@	4,000,000	3,909,880
KY Development Finance Authority — Baptist Heathcare System	5.375	08/15/2024	Aa3/AA-@	1,205,000	1,268,600
KY Development Finance Authority — Baptist Healthcare	5.625	08/15/2027	Aa3/AA-@	4,855,000	5,129,978
KY Development Finance Authority — Catholic Health	5.000	05/01/2029	Aa2/AA*/AA@	2,500,000	2,513,600
KY Development Finance Authority — Catholic Health	5.000	05/01/2029	Aa2/AA*/AA@	2,410,000	2,448,873
KY Development Finance Authority — St. Elizabeth	5.125	05/01/2029	AA-*/AA-@	2,750,000	2,798,620
KY Development Finance Authority — St. Elizabeth	5.375	05/01/2034	AA-*/AA-@	2,560,000	2,593,254
KY Development Finance Authority — Catholic Health	5.125	10/01/2021	A1/AA-*/AA-@	1,000,000	1,012,330
Louisville & Jefferson Metropolitan Health — St Mary’s	6.125	02/01/2037	Baa1/A-*	1,300,000	1,290,783
Louisville & Jefferson Metropolitan Government Health	5.000	10/01/2026	A-*/A-@	595,000	564,358
Louisville & Jefferson Co Health System — Norton	5.000	10/01/2030	A-*/A-@	2,000,000	1,820,020
Louisville & Jefferson County Metropolitan Health — Norton	5.250	10/01/2036	A-*/A-@	3,460,000	3,162,025
Pike County KY Mortgage Revenue — Phelps Regional Health	5.650	09/20/2027	NR	2,435,000	2,435,000

					30,947,321
MUNICIPAL UTILITY REVENUE BONDS
2.75% of Net Assets
KY Rural Water Financial Corporation Public Project Revenue	5.375	02/01/2020	AA-*	1,140,000	1,163,860
KY Rural Water Finance Corporation	5.125	02/01/2035	AA-*	525,000	537,983

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

June 30, 2011

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

Louisville & Jefferson County Metropolitan Sewer	5.000%	05/15/2021	Aa3/AA-*	$2,865,000	$3,223,211
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2023	Aa3/AA-*	2,500,000	2,749,125
Louisville & Jefferson County Waterworks	5.000	11/15/2027	Aaa/AAA*	2,000,000	2,132,620
Louisville & Jefferson County KY Waterworks & Water System	5.000	11/15/2031	Aaa/AAA*	10,695,000	11,196,596
Northern KY Water District	5.000	02/01/2033	Aa3	3,580,000	3,670,323

					24,673,718
PUBLIC FACILITIES REVENUE BONDS
1.07% of Net Assets
Boone County KY Public Property Corporation — AOC Judicial	5.000	09/01/2019	Aa3	1,000,000	1,042,460
Boone County KY Public Property Corporation — Judicial Facilities	5.125	09/01/2022	Aa3	1,750,000	1,829,730
Louisville & Jefferson County KY Parking Authority	5.000	12/01/2022	Aa2/AA*	625,000	691,875
Louisville & Jefferson County Metropolitan Parking	5.750	12/01/2034	Aa2/AA*	2,750,000	2,954,683
Wolfe County Public Property	5.000	04/01/2030	Aa3	2,855,000	3,046,513

					9,565,261
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
.89% of Net Assets
Berea KY Educational Facilities Revenue	4.125	06/01/2022	Aaa	2,190,000	2,227,778
KY Housing Corporation	5.000	07/01/2033	Aaa/AAA*	2,405,000	2,412,407
Louisville & Jefferson County — Papa Johns Stadium	4.750	03/01/2028	Aa2/AA-*	3,250,000	3,354,748

					7,994,933
GENERAL OBLIGATION BONDS
.13% of Net Assets
KY Bond Corporation Finance Program	5.500	02/01/2031	A+*	1,115,000	1,135,717

					1,135,717

Total Investments (cost $869,751,371)(See (a) below for further explanation) 99.63% of Net Assets					$893,340,498

*	Standard and Poor’s Corporation
**	When-Issued security or extended settlement — see footnote 1(D)
^	Security is segregated — see footnote 1(D)
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$25,999,414
Unrealized depreciation	(2,410,287)

Net unrealized appreciation	$23,589,127

Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used the the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	893,340,498
Level 3	Significant Unobservable Inputs	—

$893,340,498

The accompanying footnotes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011

ASSETS:
Investments in securities, at fair value (Cost: $869,751,371)		$893,340,498
Cash		769,569
Receivable for fund shares sold		25,000
Interest receivable		12,098,007

Total assets		906,233,074
LIABILITIES:
Payable for:
Investments purchased	5,632,563
Distributions to shareholders	3,373,473
Fund shares redeemed	81,256
Investment advisory fee	282,832
Transfer agent fee	5,903
Trustee fees	14,994
Accrued expenses	217,028

Total liabilities		9,608,049

NET ASSETS:
Capital		869,927,400
Net accumulated realized gain on investment transactions		3,108,498
Net unrealized appreciation in value of investments		23,589,127

Net assets at value		$896,625,025

NET ASSET VALUE, offering price and redemption price per share ($896,625,025 ÷ 117,445,334 shares outstanding; unlimited number of shares authorized; no par value)		$7.63

STATEMENT OF OPERATIONS

For the year ended June 30, 2011

Net investment income:
Interest income	$38,305,415

Expenses:
Investment advisory fee	3,429,968
Transfer agent fee	1,060,816
Custodian expense	138,844
Professional fees	193,351
Trustee fees	110,549
Other expenses	178,048

Total expenses	5,111,576
Custodian expense reduction	(8,782)

Net expenses	5,102,794

Net investment income	33,202,621

Realized and unrealized gain/(loss) on investments:
Net realized gain	4,995,471
Net change in unrealized appreciation/depreciation	(6,910,375)

Net realized and unrealized loss on investments	(1,914,904)

Net increase in net assets resulting from operations	$31,287,717

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2011 and 2010

	2011	2010
Operations:
Net investment income	$33,202,621	$31,722,118
Net realized gain on investments	4,995,471	592,049
Net change in unrealized appreciation/depreciation	(6,910,375)	20,690,042

Net increase in net assets resulting from operations	31,287,717	53,004,209
Distributions from net investment income	(33,202,621)	(31,722,118)
Distributions from capital gains	(2,195,987)	(1,628,317)
Net fund share transactions (Note 4)	17,839,034	74,320,068

Total increase	13,728,143	93,973,842
Net assets:
Beginning of year	882,896,882	788,923,040

End of year	$896,625,025	$882,896,882

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2011	2010	2009	2008	2007
Net asset value, beginning of year	$7.67	$7.49	$7.39	$7.43	$7.40

Income from investment operations:
Net investment income	0.29	0.29	0.29	0.29	0.30
Net gains/(losses) on securities, both realized and unrealized	(0.02)	0.20	0.11	(0.04)	0.04

Total from investment operations	0.27	0.49	0.40	0.25	0.34
Less distributions:
Distributions from net investment income	(0.29)	(0.29)	(0.29)	(0.29)	(0.30)
Distributions from capital gains	(0.02)	(0.02)	(0.01)	— (b)	(0.01)

Net asset value, end of year	$7.63	$7.67	$7.49	$7.39	$7.43

Total return	3.57%	6.58%	5.65%	3.47%	4.51%
Net assets, end of year (in thousands)	$896,625	$882,897	$788,923	$734,613	$702,473
Ratio of net expenses to average net assets (a)	0.58%	0.58%	0.58%	0.58%	0.58%
Ratio of net investment income to average net assets	3.78%	3.81%	3.99%	3.94%	3.94%
Portfolio turnover	11.42%	4.76%	6.09%	5.69%	6.76%

(a)	Percentages are after custodian reduction for which no recovery will be sought.
Percentages before custodian reduction were:
.58% for 2011; .58% for 2010; .58% for 2009; .58% for 2008; and .58% for 2007.
(b)	Rounds to less than $0.01.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

June 30, 2011

Bond Description	Coupon		Maturity Date	Rating#	Par Value	Fair Value

INSURED MUNICIPAL BONDS
70.98% of Net Assets
Boone County School District Finance Corporation	4.000%		8/1/2018	Aa3	$145,000	$154,558
Bourbon County Public Project	3.800		2/1/2019	Aa3	260,000	273,489
Bowling Green General Obligation — Series A	4.000		6/1/2016	Aa2	375,000	400,564
Boyle County Centre College	5.000		6/1/2018	A3/A-*	200,000	224,074
Breathitt County School District Finance Corporation	3.875		7/1/2017	Aa3	280,000	301,440
Bullitt County KY School District Finance Corporation	4.000		10/1/2014	Aa3	150,000	163,860
Christian County School District Finance Corporation	4.000		8/1/2019	Aa3	720,000	748,606
Clay County School District Finance Corporation	3.750		6/1/2017	Aa3	210,000	221,831
Fayette County KY School District Finance Corporation	4.000		6/1/2019	Aa2/AA+*	140,000	148,131
Hardin County School District Finance Corporation	4.000		2/1/2019	Aa3	1,475,000	1,524,752
Jefferson County School District Finance Corporation	5.250		1/1/2017	Aa2/AA+*	200,000	232,352
Jessamine County KY School District	4.100		1/1/2018	Aa3	100,000	106,059
Kenton County KY School District Finance Corporation	5.000		6/1/2016	Aa3	250,000	273,545
KY Asset Liability Commission	5.000		5/1/2016	Aa3/A+*/AA-@	1,000,000	1,112,960
KY Asset Liability Project Notes	5.000		9/1/2016	Aa2/AA*/AA-@	2,000,000	2,227,720
KY Asset Liability Project Notes	5.000		9/1/2015	Aa2/AA*/AA-@	275,000	314,474
KY Asset Liability Project Notes	4.500		9/1/2016	Aa2/AA*/AA-@	175,000	198,776
KY Asset Liability Project Notes	5.000	^	9/1/2017	Aa2/AA*/AA-@	1,500,000	1,740,075
KY Asset Liability	4.300		9/1/2019	Aa2/AA*/AA-@	400,000	432,116
KY Asset Liability Commission University of KY Project	5.000		10/1/2019	Aa2/AA-*	320,000	358,941
KY Asset Liability University of Kentucky Project Notes	5.000		10/1/2016	Aa2/AA-*	1,250,000	1,416,850
KY Asset Liability Project Notes	4.400		10/1/2019	Aa2/AA-*	1,750,000	1,852,813
KY Economic Development Finance Authority — Norton Health	6.000		10/1/2018	Baa1/BBB*	560,000	590,094
KY Rural Water Finance Corporation	3.625		2/1/2016	Baa1/AA-*	350,000	364,070
KY Rural Water Finance Corporation	4.000		2/1/2014	Baa1/AA-*	300,000	315,756
KY State Property & Building #84	5.000		8/1/2019	Aa3/A+*/AA-@	1,000,000	1,128,840
Ky State Property & Building #87	5.000		3/1/2017	Aa3/A+*/AA-@	850,000	960,687
KY State Property & Building #87	5.000		3/1/2020	Aa3/A+*/AA-@	3,000,000	3,282,690
KY State Property & Building #82	5.250		10/1/2013	Aa3/AA+*/AA-@	500,000	548,035
KY State Property & Building #82	5.250		10/1/2015	Aa3/AA+*/AA-@	2,525,000	2,891,176
KY State Property & Building #82	5.250		10/1/2017	Aa3/AA+*/AA-@	1,260,000	1,468,883
Ky State Property & Building #85	5.000		8/1/2016	Aa3/AA+*/AA-@	835,000	936,987
KY State Property & Building #88	5.000		11/1/2014	Aa3/A+*/AA-@	1,000,000	1,117,610
KY State Property & Building #88	5.000		11/1/2015	Aa3/A+*/AA-@	955,000	1,085,310
KY State Property & Building #76	5.500		8/1/2018	Aa3/A+*/AA-@	1,415,000	1,648,107
KY State Property & Building #83	5.000		10/1/2016	Aa3/A+*/AA-@	775,000	885,368
KY State Property & Building #83	5.000		10/1/2019	Aa3/A+*/AA-@	1,750,000	1,979,513
KY State Property & Building #89	5.000		11/1/2014	Aa3/AA+*/AA-@	2,000,000	2,234,540
KY State Property & Building #89	5.000		11/1/2015	Aa3/AA+*/AA-@	2,230,000	2,536,313
KY State Turnpike Authority Economic Development	5.250		7/1/2014	Aa2/AA+*/AA-@	500,000	562,225
KY State Turnpike Authority Economic Development	5.000		7/1/2017	Aa2/AA+*/AA-@	2,570,000	2,920,856
Lexington Fayette Urban County Government Public Property	4.000		5/1/2017	Aa2/AA*	180,000	197,651
Louisville & Jefferson County Metropolitian Sewer	5.000		5/15/2018	Aa3/AA-*/AA-@	1,220,000	1,350,272
Louisville & Jefferson County Metropolitian Sewer	5.000		5/15/2016	Aa3/AA+*/AA-@	500,000	560,015
Louisville & Jefferson County Metropolitian Sewer	5.000		5/15/2016	Aa3/AA-*	100,000	114,768
Madison County KY School District Finance Corporation	3.600		2/1/2017	Aa3	300,000	315,675
Oldham County School Building Corporation	4.375		6/1/2018	Aa3	2,570,000	2,826,126
Paducah Electric Plant	3.000		10/1/2014	Aa3/A@	750,000	788,505
Warren County KY School District Finance Corporation	4.000		2/1/2015	Aa3	785,000	849,817
Warren County KY School District Finance Corporation	4.000		2/1/2016	Aa3	1,330,000	1,453,916
Western KY University	3.000		9/1/2014	Aa3/AA+*	1,000,000	1,050,050

						51,391,841
LEASE REVENUE BONDS
13.94% of Net Assets
Bullitt County KY School District Finance Corporation	4.100		10/1/2018	Aa3	165,000	172,613
Gallatin County School District Finance Corporation	4.000		5/1/2016	Aa3	175,000	193,779

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

June 30, 2011

Bond Description	Coupon		Maturity Date	Rating#	Par Value	Fair Value

Grant County School District Finance Corporation	3.750%		6/1/2017	Aa3	$190,000	$206,891
Hazard KY Independent School District Finance Corporation	3.850		9/1/2017	Aa3	200,000	214,478
KY Association of Counties	4.250		2/1/2017	A+*	500,000	541,545
KY Association of Counties Finance	4.000		2/1/2018	A+*	115,000	121,120
KY Association of Counties Finance	4.250		2/1/2019	A+*	255,000	270,782
KY Infrastructure Authority — Series A	5.250		6/1/2014	Aa3/A+*/AA-@	1,240,000	1,240,694
KY Infrastructure Authority	5.250		8/1/2013	AA*	1,185,000	1,294,636
KY State Property & Building #94	5.000		5/1/2014	Aa3/A+*/AA-@	1,000,000	1,101,210
KY State Property & Building #94	5.000		5/1/2015	Aa3/A+*/AA-@	1,245,000	1,391,014
KY State Property & Building #94	5.000		5/1/2017	Aa3/A+*/AA-@	500,000	568,630
KY State Property & Building #93	5.250		2/1/2018	Aa3/A+*/AA-@	295,000	337,421
KY State Property & Building	5.000		11/1/2015	Aa3/A+*/AA-@	250,000	284,678
KY State Property & Building	5.000		11/1/2014	Aa3/A+*/AA-@	750,000	838,208
KY State Property & Building #100	5.000	**	8/1/2017	Aa3/A+*/AA-@	500,000	568,040
KY Property & Building #95	5.000		8/1/2017	Aa3/A+*/AA-@	200,000	227,456
Pulaski County KY Public Property	3.750		12/1/2014	Aa3	480,000	520,210

						10,093,405
STATE AND LOCAL MORTGAGE REVENUE BONDS
3.17% of Net Assets
KY Housing Corporation — Series E	4.875		7/1/2023	Aaa/AAA*	1,500,000	1,538,205
KY Housing Corporation	4.850		1/1/2024	Aaa/AAA*	750,000	755,543

						2,293,748
MUNICIPAL UTILITY REVENUE BONDS
3.11% of Net Assets
Louisville & Jefferson County Metropolitan Sewer	5.000		5/15/2015	AA3/AA-*	1,000,000	1,126,030
Louisville & Jefferson County Metropolitan Sewer	5.000		5/15/2015	Aa3/AA-*	1,000,000	1,124,830

						2,250,860
HOSPITAL AND HEALTHCARE REVENUE BONDS
2.49% of Net Assets
KY Development Finance Authority — Kings Daughters	5.000		2/1/2016	A1/A+*/A+@	1,000,000	1,098,110
KY Development Finance Authority — St. Elizabeth	5.000		5/1/2015	AA-*/AA-@	400,000	442,680
KY Economic Development Finance Authority — Catholic Health	4.000		5/1/2015	Aa2/AA*/AA@	250,000	264,353

						1,805,143
TURNPIKES AND TOLL ROAD BONDS
2.36% of Net Assets
KY State Turnpike Economic Development Road Revenue	5.000		7/1/2014	Aa2/AA+*/AA-@	750,000	838,290
KY State Turnpike Economic Development Road Revenue	5.000		7/1/2016	Aa2/AA+*/AA-@	750,000	869,385

						1,707,675
CERTIFICATES OF PARTICIPATION BONDS
1.07% of Net Assets
KY Interlocal School Transportation Assistance Equipment	3.750		3/1/2015	Aa3	770,000	772,821

						772,821
PREREFUNDED BONDS
1.38% of Net Assets
KY Development Finance Authority — Norton Health	5.850		10/1/2015	BBB*	885,000	999,245

						999,245

Total Investments (cost $68,380,615)(See (a) below for further explanation) 98.50% of Net Assets						$71,314,738

*	Standard and Poor’s Corporation
**	When-Issued security or extended settlement — see footnote 1(D)
^	Security is segregated — see footnote 1(D)
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

June 30, 2011

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$2,990,524
Unrealized depreciation	(56,401)

Net unrealized appreciation	$2,934,123

Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used the the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	71,314,738
Level 3	Significant Unobservable Inputs	—

$71,314,738

The accompanying footnotes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011

ASSETS:
Investments in securities, at fair value (Cost: $68,380,615)		$71,314,738
Cash		897,554
Interest receivable		866,913
Prepaid expenses		823

Total assets		73,080,028
LIABILITIES:
Payable for:
Investments purchased	571,155
Distributions to shareholders	43,521
Fund shares redeemed	2,920
Investment advisory fee	29,778
Transfer agent fee	7,153
Accrued expenses	20,043

Total liabilities		674,570

NET ASSETS:
Capital		70,502,009
Net accumulated realized loss on investment transactions		(1,030,674)
Net unrealized appreciation in value of investments		2,934,123

Net assets at value		$72,405,458

NET ASSET VALUE, offering price and redemption price per share ($72,405,458 ÷ 13,421,454 shares outstanding; unlimited number of shares authorized; no par value)		$5.39

STATEMENT OF OPERATIONS

For the year ended June 30, 2011

Net investment income:
Interest income	$2,222,521

Expenses:
Investment advisory fee	351,989
Transfer agent fee	90,478
Custodian expense	11,111
Professional fees	15,470
Trustee fees	8,863
Other expenses	30,728

Total expenses	508,639
Custodian expense reduction	(709)

Net expenses	507,930

Net investment income	1,714,591

Realized and unrealized gain on investments:
Net realized gain	199,821
Net change in unrealized appreciation/depreciation	177,100

Net realized and unrealized gain on investments	376,921

Net increase in net assets resulting from operations	$2,091,512

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2011 and 2010

	2011	2010
Operations:
Net investment income	$1,714,591	$1,809,942
Net realized gain on investments	199,821	150,390
Net change in unrealized appreciation/depreciation	177,100	1,168,163

Net increase in net assets resulting from operations	2,091,512	3,128,495
Distributions from net investment income	(1,714,591)	(1,809,942)
Net fund share transactions (Note 4)	2,862,186	7,277,772

Total increase	3,239,107	8,596,325
Net assets:
Beginning of year	69,166,351	60,570,026

End of year	$72,405,458	$69,166,351

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2011	2010	2009	2008	2007
Net asset value, beginning of year	$5.36	$5.25	$5.16	$5.13	$5.14

Income from investment operations:
Net investment income	0.13	0.15	0.17	0.17	0.17
Net gains/(losses) on securities, both realized and unrealized	0.03	0.11	0.09	0.03	(0.01)

Total from investment operations	0.16	0.26	0.26	0.20	0.16
Less distributions:
Distributions from net investment income	(0.13)	(0.15)	(0.17)	(0.17)	(0.17)

Net asset value, end of year	$5.39	$5.36	$5.25	$5.16	$5.13

Total return	3.04%	4.99%	5.02%	3.94%	3.10%
Net assets, end of year (in thousands)	$72,405	$69,166	$60,570	$53,955	$61,302
Ratio of net expenses to average net assets (a)	0.72%	0.72%	0.72%	0.72%	0.72%
Ratio of net investment income to average net assets	2.44%	2.80%	3.16%	3.28%	3.25%
Portfolio turnover	15.37%	20.26%	15.64%	14.17%	4.87%

(a)	Percentages are after custodian reduction for which no recovery will be sought.
Percentages before custodian reduction were:
.72% for 2011; .72% for 2010; .72% for 2009; .73% for 2008; and .72% for 2007.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds — 100%

June 30, 2011

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

INSURED MUNICIPAL BONDS
79.34% of Net Assets
Hinds County MS Revenue Refunding-MS Methodist Hospital	5.600%	05/01/2012	NR	$5,000	$5,085
Jackson MS Municipal Airport Authority	5.000	10/01/2031	A3/A-@	170,000	170,437
Medical Center Educational Building Corporation MS Revenue	5.500	12/01/2023	Aa2	120,000	130,262
MS Development Bank Special Obligation Jones County Rest Home	5.250	04/01/2028	Aa3/AA+*	120,000	123,685
MS Development Bank Special Obligation Capital Project	5.000	07/01/2031	NR	75,000	66,491
MS Development Bank Special Obligation Meridian Water and Sewer	5.125	07/01/2026	A*	50,000	50,688
MS Development Bank Special Obligation Southaven Water	5.000	03/01/2025	A+*	325,000	336,486
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2027	Aa3/AA-*	125,000	132,168
MS Development Bank Special Obligation Highway — Desoto	4.750	01/01/2035	Aa3/AA-*	125,000	125,624
MS Development Bank Special Obligation Jackson Water/Sewer	5.000	09/01/2025	Aa2/AA+*	100,000	104,642
MS Development Bank Special Obligation Jackson Water/Sewer	5.000	09/01/2029	Aa2/AA+*	60,000	61,318
MS Development Bank Special Obligation Jackson Water & Sewer	5.000	09/01/2034	Aa2/AA+*	335,000	339,184
MS Development Bank Special Obligation Horn Lake	5.000	10/01/2020	A*	50,000	50,344
MS Development Bank Special Obligation Rankin Utilities	5.000	01/01/2028	Aa3/AA+*	55,000	56,754
MS Development Bank Special Obligation Capital Improvement	5.250	07/01/2026	Aa3/AA+*	125,000	130,150
MS Development Bank Special Obligation Lee County School	4.500	09/01/2021	A1	100,000	100,605
MD Development Bank Special Obligation Jackson Public	5.375	04/01/2028	Aa2	70,000	75,171
MS Development Bank Special Obligation Hinds Community	5.000	10/01/2026	Aa2	85,000	90,673
MS Development Bank Special Obligation Hinds College	5.125	10/01/2028	Aa2	100,000	106,604
MS Development Bank Special Obligation Hinds College	5.375	10/01/2033	Aa2	60,000	63,285
MS Development Bank Special Obligation Hinds Community	5.000	04/01/2036	Aa3/AA+*	100,000	100,606
MS Development Bank Special Obligation Capital Projects	5.875	07/01/2024	NR	55,000	53,803
MS Development Bank Special Obligation Capital Projects	5.000	07/01/2024	NR	370,000	348,059
MS Development Bank Special Obligation Desoto County	5.000	07/01/2032	A*	45,000	45,558
MS Development Bank Special Obligation Jackson Water & Sewer	5.000	09/01/2032	Aa2/A+*	150,000	151,040
MS Home Corporation Single Family Mortgage — Series E-1	5.050	12/01/2028	Aaa	45,000	45,873
MS Development Bank Special Obligation Lowndes County	5.000	07/01/2022	Aa3/AA+*	80,000	84,537
MS Development Bank Special Obligation Lowndes County	5.000	07/01/2027	Aa3/AA+*	150,000	153,749
MS Development Bank Special Obligation Covington Hospital	5.000	07/01/2027	A*	150,000	142,851
MS Development Special Obligation Madison County Highway	5.000	01/01/2027	Aa3/AA-*	295,000	309,207
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2027	Aa3/AA-*	175,000	184,933
MS Development Bank Special Obligation Highway Construction	4.750	01/01/2031	Aa3/AA-*	125,000	127,876
MS Development Bank Special Obligation Jones County College	5.100	03/01/2028	AA+*	55,000	58,362
MS Development Bank Special Obligation Jones County Junior	5.000	03/01/2033	AA+*	150,000	154,319
MS Development Bank Special Obligation Jones County Junior	5.125	03/01/2039	AA+*	45,000	46,509
MS State University Educational Building Corporate Revenue	5.000	08/01/2024	Aa2/A+*/AA@	225,000	238,619
MS State University Educational Building Corporation	5.000	08/01/2028	Aa2/A+*/AA@	30,000	30,880
Olive Branch MS Public Improvement	4.125	06/01/2022	Aa2	100,000	101,018
Pearl River County MS Certificate of Participation	4.500	04/01/2021	Baa1	200,000	203,464
University Southern MS Education Building — Series A	5.000	03/01/2022	Aa2	100,000	106,983
University Southern MS Educational Building Corporation	5.000	03/01/2032	Aa2	50,000	50,681

					5,058,580
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
8.41% of Net Assets
Alcorn State University Educational Building MS Revenue	5.125	09/01/2034	Aa2	95,000	96,738
Jackson State University Education Building	5.000	03/01/2034	Aa2/AA-*	175,000	176,458
MS State University Educational Building Corporate Revenue	5.250	08/01/2033	Aa2/AA@	50,000	52,103
University Southern MS Educational Building Corporation	5.125	09/01/2029	Aa2/A+*	100,000	105,063
University Southern MS Education Building Athletics	5.000	03/01/2034	Aa2	105,000	105,920

					536,281
PUBLIC FACILITIES REVENUE BONDS
4.83% of Net Assets
MS Development Bank Special Obligations Department of Correction	5.250	08/01/2027	AA-*/AA@	50,000	53,114
MS Development Bank Special Obligations Department of Correction	5.250	08/01/2027	AA-*/AA@	240,000	254,947

					308,061

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds — 100%

June 30, 2011

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

LEASE REVENUE BONDS
3.59% of Net Assets
MS Development Bank Special Obligation Desoto County	5.250%	07/01/2031	A*	$225,000	$229,055

					229,055
GENERAL OBLIGATION BONDS
1.58% of Net Assets
Jackson MS Redevelopment Authority Urban Renewal Revenue	5.600	11/01/2021	Aa3	20,000	20,001
MS State General Obligation	5.100	11/15/2012	Aa2/AA*/AA+@	10,000	10,611
MS State Refunding — Series A	5.250	11/01/2019	Aa2/AA*/AA+@	50,000	59,418
Richland MS Tax Increment	5.600	06/01/2013	NR	10,000	10,445

					100,475
ESCROWED TO MATURITY BONDS
.60% of Net Assets
Harrison County MS Wastewater Management District	5.000	02/01/2015	Baa1/AAA*	25,000	27,747
MS Gulf Coast Regional Wastewater Treatment Facilities	7.000	07/01/2012	NR	10,000	10,313

					38,060
PREREFUNDED BONDS
.25% of Net Assets
MS Development Bank Special Obligation Gulfport Combined Water	5.500	07/01/2015	Aa3/AA+*	10,000	10,695
MS Development Bank Special Obligation Desoto County	5.900	07/01/2021	A*	5,000	5,001

					15,696

Total Investments (cost $6,271,075)(See (a) below for further explanation) 98.59% of Net Assets					$6,286,209

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$110,587
Unrealized depreciation	(95,453)

Net unrealized appreciation	$15,134

Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used the the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds

Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	6,286,209
Level 3	Significant Unobservable Inputs	—

$6,286,209

The accompanying footnotes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011

ASSETS:
Investments in securities, at fair value (Cost: $6,271,075)		$6,286,209
Cash		17,843
Interest receivable		115,491
Prepaid expenses		19

Total assets		6,419,562
LIABILITIES:
Payable for:
Distributions to shareholders	31,821
Fund shares redeemed	193
Investment advisory fee	1,694
Transfer agent fee	1,712
Accrued expenses	8,075

Total liabilities		43,495

NET ASSETS:
Capital		6,344,865
Net accumulated realized gain on investment transactions		16,068
Net unrealized appreciation in value of investments		15,134

Net assets at value		$6,376,067

NET ASSET VALUE, offering price and redemption price per share ($6,376,067 ÷ 562,562 shares outstanding; unlimited number of shares authorized; no par value)		$11.33

STATEMENT OF OPERATIONS

For the year ended June 30, 2011

Net investment income:
Interest income	$278,953

Expenses:
Investment advisory fee	31,437
Transfer agent fee	9,431
Custodian expense	1,222
Pricing fees	5,000
Professional fees	1,379
Trustee fees	787
Registration fees	1,006
Other expenses	2,484

Total expenses	52,746
Fees waived by Adviser	(16,167)
Custodian expense reduction	(65)

Net expenses	36,514

Net investment income	242,439

Realized and unrealized gain/(loss) on investments:
Net realized gain	49,358
Net change in unrealized appreciation/depreciation	(90,754)

Net realized and unrealized loss on investments	(41,396)

Net increase in net assets resulting from operations	$201,043

The accompanying notes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2011 and 2010

	2011	2010
Operations:
Net investment income	$242,439	$218,128
Net realized gain/(loss) on investments	49,358	(9,789)
Net change in unrealized appreciation/depreciation	(90,754)	184,498

Net increase in net assets resulting from operations	201,043	392,837
Distributions from net investment income	(242,439)	(218,128)
Net fund share transactions (Note 4)	96,180	1,145,823

Total increase	54,784	1,320,532
Net assets:
Beginning of year	6,321,283	5,000,751

End of year	$6,376,067	$6,321,283

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2011	2010	2009	2008	2007
Net asset value, beginning of year	$11.41	$11.03	$11.08	$11.24	$11.25

Income from investment operations:
Net investment income	0.44	0.45	0.45	0.45	0.45
Net gains/(losses) on securities, both realized and unrealized	(0.08)	0.38	(0.05)	(0.16)	0.04

Total from investment operations	0.36	0.83	0.40	0.29	0.49
Less distributions:
Distributions from net investment income	(0.44)	(0.45)	(0.45)	(0.45)	(0.45)
Distributions from capital gains	—	—	— (b)	— (b)	(0.05)

Net asset value, end of year	$11.33	$11.41	$11.03	$11.08	$11.24

Total return	3.19%	7.65%	3.72%	2.64%	4.39%
Net assets, end of year (in thousands)	$6,376	$6,321	$5,001	$4,447	$5,103
Ratio of net expenses to average net assets (a)	0.58%	0.45%	0.44%	0.45%	0.45%
Ratio of net investment income to average net assets	3.86%	3.99%	4.11%	4.02%	3.98%
Portfolio turnover	20.53%	10.04%	9.30%	2.79%	11.57%

(a)	Percentages are after expenses waived by Adviser and Custodian reduction. No recovery of these waivers and reductions will be sought.
Expenses waived by Adviser and Custodian reduction were:
.26% and .0% for 2011; .46% and .0% for 2010; .53% and .08% for 2009; .46% and .10% for 2008; and .43% and .09% for 2007, respectively.
(b)	Rounds to less than $0.01.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

June 30, 2011

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

INSURED MUNICIPAL BONDS
50.05% of Net Assets
Asheville NC Water System Revenue	4.750%	08/01/2027	Aa2/AA*	$1,000,000	$1,037,380
Burke County NC Certificates of Participation	5.000	04/01/2023	A1/A*	1,000,000	1,042,390
Cabarrus County NC Certificates of Participation Installment	5.000	06/01/2025	Aa2/AA+*/AA@	1,000,000	1,061,750
Catawba County NC Catawba Memorial Hospital Revenue	5.000	10/01/2017	NR	500,000	500,535
Charlotte NC Airport Revenue	5.250	07/01/2023	A1/A+*/A+@	1,000,000	1,048,590
Charlotte NC Airport Revenue Refunding Charlotte Douglas	5.000	07/01/2025	A1/A+*/A+@	1,000,000	1,038,820
Davie County NC Public School & Community College Facility	5.000	06/01/2023	Aa3/A+*	1,000,000	1,045,580
Davie County NC Public School & Community College Facility	5.000	06/01/2025	Aa3/A+*	1,690,000	1,741,139
Franklin County NC Certificates of Participation	5.000	09/01/2027	Aa3/A+*	750,000	770,768
Henderson County NC Certificates of Participation	5.000	05/01/2025	Aa3/AA-*/AA-@	1,000,000	1,036,980
Iredell County NC Certificates of Participation School Project	5.000	06/01/2024	Aa3/AA-*	1,000,000	1,050,150
Johnston NC Memorial Hospital Authority	5.250	10/01/2028	Aa3/AA+*	500,000	520,110
Lee County NC Certificates of Participation	5.000	04/01/2025	Aa3/AA+*	550,000	577,688
Montgomery County NC Certificates of Participation — Series A	5.000	02/01/2030	A-*	1,680,000	1,696,212
Nash County NC Limited Obligation	5.000	10/01/2030	Aa3/AA+*	890,000	921,266
NC Medical Care Community Hospital Morehead Memorial Hospital	5.000	11/01/2026	Aa3/AA+*	2,500,000	2,508,450
NC Eastern Municipal Power Agency System Revenue	5.500	01/01/2017	Baa1	45,000	45,012
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2025	Baa1/BBB*/A-@	1,000,000	1,154,950
NC Eastern Municipal Power Agency Power System Revenue	5.000	01/01/2021	A-*/A-@	1,000,000	1,055,580
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2018	Baa1	1,000,000	1,174,750
NC Eastern Municipal Power Agency — Series B	6.000	01/01/2022	Aa3/AA+*/AA-@	915,000	1,078,428
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2024	Aa1/AA+*/AA+@	1,000,000	1,077,050
NC Medical Care Community Hospital Revenue — Stanly Hospital	5.375	10/01/2014	BBB+@	30,000	30,023
Randolph County NC Certificates of Participation	5.000	02/01/2027	Aa3	1,000,000	1,022,920
Rockingham County NC Certificates of Participation	5.000	04/01/2032	Aa3/AA+*	1,325,000	1,340,781
Sampson County NC Certificates of Participation	5.000	06/01/2022	Aa3/AA+*	1,250,000	1,349,413
Sampson County NC Certificates of Participation	5.000	06/01/2026	Aa3/AA+*	1,000,000	1,045,770
University NC System Pool Revenue — Series A	5.000	10/01/2033	Aa3/A+*	430,000	435,113
University of NC Wilmington Certificates of Participation	5.250	06/01/2025	A-*	1,000,000	1,038,280
University of NC Wilmington Student Housing Project	5.000	06/01/2025	A-*	580,000	595,741
University of NC System Pool Revenue — Series A	5.000	10/01/2026	Aa3	1,000,000	1,058,480
University of NC System Pool Revenue — Series A	5.000	10/01/2033	Aa3	1,000,000	1,022,500
Wilmington NC Certificates of Participation	5.000	06/01/2032	Aa2/AA*/AA@	1,500,000	1,529,850
Wilmington NC Store Water Revenue	5.000	06/01/2028	Aa2/AA*	500,000	519,955
Wilson NC Certificate of Participation Public Facilities	5.000	05/01/2021	Aa3/AA+*/AA-@	780,000	838,250
Wilson NC Certificate of Participation Public Facilities	5.000	05/01/2025	Aa3/AA+*/AA-@	750,000	780,330
Wilson County Certificates of Participation Public Facility	5.000	05/01/2029	Aa3/AA+*/AA-@	1,355,000	1,392,141
Wilson Combined Enterprise System	4.700	12/01/2022	Aa3/AA@	500,000	509,685

					37,692,809
CERTIFICATES OF PARTICIPATION BONDS (UNINSURED)
15.57% of Net Assets
Cabarrus County NC Certificates of Participation	5.000	01/01/2029	Aa2/AA*/AA@	750,000	782,873
Charlotte NC Certificates of Participation Convention Facilities	5.000	12/01/2024	Aa2/AA+*/AA@	1,000,000	1,046,710
Charlotte NC Certificiates of Participation Transit Project	5.000	06/01/2035	Aa2/AA+*/AA+@	500,000	501,035
Charlotte NC Certificates of Participation	5.000	06/01/2026	Aa2/AA+*/AA+@	1,455,000	1,530,456
Charlotte NC Certificates of Participation	5.000	06/01/2027	Aa2/AA+*/AA+@	775,000	812,340
Charlotte NC Certificates of Participation Convention Facilities	5.000	06/01/2034	Aa2/AA+*/AA@	750,000	754,838
Forsyth County NC Certificates of Participation	5.000	10/01/2018	Aa1/AA+*/AA+@	5,000	5,012
Forsyth County NC Certificates of Participation	5.000	02/01/2026	Aa1/AA+*/AA+@	550,000	568,370
Mecklenburg County NC Certificates of Participation — Series B	5.000	02/01/2026	Aa1/AA+*/AA+@	1,000,000	1,050,860
Mecklenburg County NC Certificates of Participation — Series A	5.000	02/01/2028	Aa1/AA+*/AA+@	415,000	434,986
Mooresville NC Certificates of Participation	5.000	09/01/2032	AA-*	1,890,000	1,899,809
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2025	Aa1/AA+*/AA+@	1,325,000	1,399,174
Wilmington NC Certificates of Participation Series A	5.000	06/01/2038	Aa2/AA*/AA@	250,000	254,230
Winston Salem NC Certificates of Participation — Series A	4.750	06/01/2031	Aa1/AA+*/AA+@	670,000	687,098

					11,727,790

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

June 30, 2011

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

HOSPITAL AND HEALTHCARE REVENUE BONDS
7.84% of Net Assets
Charlotte Mecklenburg Hospital Authority NC Health Care	5.000%	01/15/2027	Aa3/AA-*	$1,090,000	$1,113,130
Charlotte-Mecklenburg Hospital	5.250	01/15/2039	Aa3/AA-*	750,000	752,295
NC Medical Care Health Care Facilities Revenue Novant Health	5.000	11/01/2017	A1/A+*/AA-@	1,000,000	1,039,020
NC Medical Care Community Hospital Revenue NC Baptist Hospital	5.000	06/01/2034	Aa3/AA-*	1,000,000	957,860
NC MEdical Care Community Hospital Revenue Baptist Hospital	4.750	06/01/2030	Aa3/AA-*	355,000	337,949
NC Medical Care Community Health Care Facilities Revenue	5.000	06/01/2034	Aa2/AA*/AA@	1,620,000	1,630,449
NC Medical Care Community Hospital Revenue Unrefunded Balance	5.250	12/01/2013	A1/A+*/AA-@	45,000	45,700
NC Medical Care Community Hospital Revenue Unrefunded Balance	5.000	12/01/2018	A1/A+*/AA-@	25,000	25,015

					5,901,419
PUBLIC FACILITIES REVENUE BONDS
6.71% of Net Assets
Moore County NC	5.000	06/01/2031	Aa3/AA-*	2,750,000	2,858,185
Raleigh Durham NC Airport Authority	5.000	05/01/2029	Aa3/AA-@	235,000	244,518
Raleigh Durham NC Airport Authority	5.000	05/01/2036	Aa3/AA-@	1,480,000	1,501,001
Raleigh Durham NC Airport Authority	5.000	05/01/2032	Aa3/AA-@	440,000	451,669

					5,055,373
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
5.29% of Net Assets
NC Capital Facilities Finance Agency Wake Forest University	5.000	01/01/2031	Aa3/AA*	500,000	524,525
NC Capital Facilities Finance Agency Wake Forest University	5.000	01/01/2038	Aa3/AA*	1,250,000	1,287,013
NC Capital Facilities Finance Agency Revenue Duke University	5.000	10/01/2038	Aa1/AA+*	500,000	519,155
Pitt County NC Limited Obligation — Series A	5.000	04/01/2035	Aa3/AA-*/AA@	105,000	106,778
University NC Chapel Hill Revenue General Refunding	5.000	12/01/2034	Aaa/AA+*/AA+@	1,000,000	1,030,300
University of NC System Pool Revenue General Trust Indenture	5.000	10/01/2034	Aa2	500,000	514,605

					3,982,375
MUNICIPAL UTILITY REVENUE BONDS
5.08% of Net Assets
NC Municipal Power Agency Number 1 Catawba Electric Revenue	4.750	01/01/2030	A2/A*/A@	290,000	293,097
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.000	01/01/2030	A2/A*/A@	1,445,000	1,486,862
Raleigh NC Combined Enterprise System	5.000	03/01/2031	Aa1/AAA*/AAA@	980,000	1,005,529
Raleigh NC Combined Enterprise System	5.000	03/01/2031	Aa1/AAA*/AAA@	1,000,000	1,041,720

					3,827,208
LEASE REVENUE BONDS
3.52% of Net Assets
Charlotte NC Water and Sewer Systems Revenue	4.500	07/01/2028	Aaa/AAA*/AAA@	750,000	768,555
Johnston County NC Installment Financing Contract	5.000	10/15/2027	Aa3/AA*	570,000	607,004
University NC University Revenues UNC Chapel Hill	5.000	12/01/2031	Aaa/AA+*/AA+@	1,215,000	1,273,332

					2,648,892
GENERAL OBLIGATION BONDS
2.88% of Net Assets
Iredell County NC Community College	5.000	04/01/2026	Aa2/AA*/AA+@	225,000	242,881
Iredell County NC Community College	5.000	04/01/2027	Aa2/AA*/AA+@	325,000	350,022
Wake County NC Limited Obligation	5.000	06/01/2032	Aa1/AA+*/AA+@	1,500,000	1,572,870

					2,165,773
PREREFUNDED BONDS
1.37% of Net Assets
NC Eastern Municipal Power Agency Power System — Series A	6.000	01/01/2026	Aaa/A-*/A-@	805,000	1,032,074

					1,032,074

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

June 30, 2011

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

STATE AND LOCAL MORTGAGE REVENUE BONDS
.13% of Net Assets
NC Housing Finance Agency Single Family Revenue — Series II	6.200%	03/01/2016	Aa2/AA*	$25,000	$25,052
NC Housing Finance Agency Single Family Revenue — Series KK	5.875	09/01/2017	Aa2/AA*	40,000	40,019
NC Housing Finance Agency Home Ownership Revenue	5.125	07/01/2013	Aa2/AA*	30,000	30,005

					95,075

Total Investments (cost $73,536,111)(See (a) below for further explanation) 98.43% of Net Assets					$74,128,786

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Public Accounting Firm.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,059,006
Unrealized depreciation	(466,331)

Net unrealized appreciation	$592,675

Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used the the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds

Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	74,128,786
Level 3	Significant Unobservable Inputs	—

$74,128,786

The accompanying footnotes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011

ASSETS:
Investments in securities, at fair value (Cost: $73,536,111)		$74,128,786
Cash		657,626
Interest receivable		908,776
Prepaid expenses		1,850

Total assets		75,697,038
LIABILITIES:
Payable for:
Distributions to shareholders	215,544
Fund shares redeemed	111,752
Investment advisory fee	32,545
Transfer agent fee	965
Accrued expenses	24,424

Total liabilities		385,230

NET ASSETS:
Capital		74,858,023
Net accumulated realized loss on investment transactions		(138,890)
Net unrealized appreciation in value of investments		592,675

Net assets at value		$75,311,808

NET ASSET VALUE, offering price and redemption price per share ($75,311,808 ÷ 6,897,817 shares outstanding; unlimited number of shares authorized; no par value)		$10.92

STATEMENT OF OPERATIONS

For the year ended June 30, 2011

Net investment income:
Interest income	$3,350,187

Expenses:
Investment advisory fee	381,588
Transfer agent fee	97,581
Custodian expense	12,069
Professional fees	16,846
Trustee fees	9,607
Other expenses	19,594

Total expenses	537,285
Custodian expense reduction	(736)

Net expenses	536,549

Net investment income	2,813,638

Realized and unrealized gain/(loss) on investments:
Net realized gain	325,856
Net change in unrealized appreciation/depreciation	(1,125,078)

Net realized and unrealized loss on investments	(799,222)

Net increase in net assets resulting from operations	$2,014,416

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2011 and 2010

	2011	2010
Operations:
Net investment income	$2,813,638	$2,648,834
Net realized gain/(loss) on investments	325,856	(117,110)
Net change in unrealized appreciation/depreciation	(1,125,078)	2,027,701

Net increase in net assets resulting from operations	2,014,416	4,559,425
Distributions from net investment income	(2,813,638)	(2,648,834)
Net fund share transactions (Note 4)	(1,004,724)	8,314,549

Total increase/(decrease)	(1,803,946)	10,225,140
Net assets:
Beginning of year	77,115,754	66,890,614

End of year	$75,311,808	$77,115,754

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2011	2010	2009	2008	2007
Net asset value, beginning of year	$11.01	$10.71	$10.62	$10.74	$10.74

Income from investment operations:
Net investment income	0.40	0.40	0.41	0.41	0.41
Net gains/(losses) on securities, both realized and unrealized	(0.09)	0.30	0.09	(0.12)	—	(b)

Total from investment operations	0.31	0.70	0.50	0.29	0.41
Less distributions:
Distributions from net investment income	(0.40)	(0.40)	(0.41)	(0.41)	(0.41)

Net asset value, end of year	$10.92	$11.01	$10.71	$10.62	$10.74

Total return	2.90%	6.62%	4.83%	2.69%	3.85%
Net assets, end of year (in thousands)	$75,312	$77,116	$66,891	$65,300	$54,994
Ratio of net expenses to average net assets (a)	0.70%	0.72%	0.72%	0.71%	0.73%
Ratio of net investment income to average net assets	3.69%	3.66%	3.89%	3.76%	3.79%
Portfolio turnover	14.16%	5.92%	7.82%	11.03%	5.20%

(a)	Percentages are after Custodian reduction for which no recovery will be sought.
Percentages before Custodian reduction were:
.70% for 2011; .72% for 2010; .72% for 2009; .72% for 2008; and .74% for 2007.
(b)	Rounds to less than .01.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

June 30, 2011

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

INSURED MUNICIPAL BONDS
55.75% of Net Assets
Appalachian State University NC Revenue	5.000%	07/15/2018	Aa3	$75,000	$81,743
Asheville NC Water System Revenue Refunding	5.000	08/01/2017	Aa2/AA+*	140,000	160,125
Buncombe County NC Certificates of Participation	4.000	04/01/2016	Aa2/AA*	125,000	138,433
Burke County NC Certificates of Participation	4.250	04/01/2016	A1/A*	50,000	54,365
Cabarrus County NC Certificates of Participation	5.625	02/01/2016	Aa2/AA*/AA@	125,000	146,074
Catawba County NC Certificates of Participation Public School	5.250	06/01/2016	Aa2	125,000	137,359
Catawba County NC Certificates of Participation Public School	5.250	06/01/2018	Aa2	125,000	134,983
Catawba County NC Certificates of Participation	5.250	06/01/2019	Aa2/BBB*	200,000	217,598
Craven County NC Certificates of Participation	4.375	06/01/2016	Aa3/AA-*	115,000	126,939
Dare County NC Certificates of Participation	5.250	06/01/2014	Aa3/AA-*/AA-@	150,000	165,780
Davie County NC Community College	4.000	06/01/2013	Aa3/A+*	250,000	263,583
Edgecombe County NC Schools	4.000	02/01/2015	A1/A+*	235,000	255,863
Harnett County NC Certificates of Participation — Series A	5.000	12/01/2015	Aa3/AA+*	125,000	142,775
Harnett County Certificates of Participation	3.500	06/01/2016	Aa3/AA+*	250,000	268,820
Haywood NC Certificates of Participation Refunding	5.000	10/01/2016	A1/A*	635,000	685,298
Henderson County NC Certificates of Participation-Series A	5.250	05/01/2020	Aa3/AA-*/AA-@	300,000	323,595
Henderson County NC Certificates of Participation	5.000	06/01/2014	Aa3/AA-*/AA-@	50,000	54,889
High Point NC Combined Enterprise System Revenue	5.000	11/01/2018	Aa2/AA+*/AA+@	145,000	159,706
Iredell County NC Certificates of Participation School Project	5.000	06/01/2018	Aa3/AA-*	425,000	471,597
Johnston NC Memorial Hospital Authority	4.000	10/01/2012	Aa3/AA+*	200,000	206,964
Johnston NC Memorial Hospital Authority	4.000	04/01/2015	Aa3/AA+*	100,000	106,633
Lee County NC Certificates of Participation	5.000	04/01/2016	Aa3/AA+*	215,000	233,329
Lincoln County NC Certificates of Participation	5.000	06/01/2016	Aa3/AA+*/AA@	200,000	227,070
Lincolnton NC Enterprise System Revenue	5.000	05/01/2016	NR	385,000	409,097
Nash County NC Limited Obligation	3.000	10/01/2015	Aa3/AA+*	400,000	422,252
Nash County NC Limited Obligation	5.000	10/01/2018	Aa3/AA+*	150,000	171,729
New Hanover County NC Certificates of Participation	5.000	03/01/2017	Aa1/AA*	250,000	266,805
NC Medical Care Community Hospital Rowan Medical	5.250	09/01/2016	Aa3/AA+*	1,100,000	1,199,298
NC Eastern Municipal Power Agency	5.250	01/01/2019	Aa3/AA+*/A-@	550,000	614,009
NC Eastern Municipal Power Agency System Revenue	5.000	01/01/2020	A-*/A-@	100,000	107,579
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.250	01/01/2019	A2/A*/A@	400,000	418,420
NC Medical Care Community Hospital — Scotland Memorial	5.375	10/01/2011	BBB*	10,000	10,004
NC Infrastructure Certificates of Participation	5.000	06/01/2018	Aa1/AA+*/AA+@	100,000	112,192
NC Infrastructure Finance Certificates of Participation	5.000	02/01/2017	Aa1/AA+*/AA+@	150,000	173,498
NC Medical Care — Caromont Health	3.250	02/15/2018	Aa3/AA+*	370,000	371,528
NC Medical Community Hospital Wayne Memorial	4.750	10/01/2011	A2	350,000	350,396
NC Medical Care Community Healthcare Facilities	4.000	10/01/2018	Aa3/AA+*/AA-@	240,000	247,452
Onslow County NC Certificates of Participation	5.000	06/01/2018	Aa3/A+*	140,000	152,247
Pitt County NC Certificates of Participation School Facility	4.000	04/01/2015	Aa3/AA-*/AA@	100,000	107,758
Randolph County NC Certificates of Participation	5.000	06/01/2016	Aa3/AA+*	170,000	188,318
Rockingham NC Certificates of Participation	5.250	04/01/2013	Aa3/A+*	125,000	130,038
Rutherford County NC Certificates of Participation	5.000	12/01/2017	Aa3/AA+*	105,000	120,410
Rutherford County NC Certificates of Participation	5.000	12/01/2018	Aa3/AA+*	205,000	232,872
Rutherford NC Certificates of Participation	4.000	12/01/2019	Aa3/AA+*	200,000	212,074
Sampson County NC Certificates of Participation	5.000	06/01/2014	Aa3/AA+*	50,000	55,313
Sampson Area Development Corporation NC Refunding	4.000	06/01/2015	AA+*	150,000	163,622
Union County NC Certificates of Participation	5.000	06/01/2020	Aa2/AA-*/AA@	250,000	272,943
University NC Wilmington Certificates of Participation	4.000	06/01/2017	Aa3/AA+*	100,000	109,298
University NC Wilmington Certificates of Participation	5.000	06/01/2014	A-*	40,000	43,851
University NC Wilmington Certificates of Participation	4.250	06/01/2017	A-*	300,000	321,852
University NC System Pool Revenue Asheville Wilmington	5.000	10/01/2016	Aa3/AA+*	230,000	265,726
Wilson NC Certificates of Participation	5.000	05/01/2016	Aa3/AA+*/AA-@	200,000	228,116
Wilson NC Certificates of Participation	5.000	05/01/2018	Aa3/AA+*/AA-@	60,000	67,853

					12,310,071

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

June 30, 2011

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

CERTIFICATES OF PARTICIPATION BONDS (UNINSURED)
17.87% of Net Assets
Buncombe County NC Certificates of Participation	5.000%	04/01/2018	Aa2/AA*	$250,000	$273,090
Cabarrus County NC Certificates of Participation	5.000	06/01/2014	Aa2/AA*/AA@	135,000	149,589
Cabarrus County NC Certificates of Participation	4.000	01/01/2015	Aa2/AA*/AA@	225,000	244,445
Cabarrus County NC Certificates of Participation	5.000	01/01/2017	Aa2/AA*/AA@	150,000	171,656
Chapel Hill NC Certificates of Participation Operations Center	5.250	06/01/2019	Aa1/AA+*	260,000	285,511
Charlotte NC Certificates of Participation	4.000	06/01/2012	Aa2/AA+*/AA+@	50,000	51,467
Charlotte NC Certificates of Participation Refunding	5.000	12/01/2021	Aa2/AA+*/AA@	270,000	289,067
Charlotte NC Certificates of Participation	4.375	12/01/2014	Aa2/AA+*	50,000	51,320
Charlotte NC Certificates of Participation Transit Projects	4.000	06/01/2016	Aa2/AA+*/AA+@	100,000	108,565
Cumberland County NC Certificates of Participation	5.000	12/01/2015	Aa2/AA*	75,000	86,114
Cumberland County NC Certificates of Participation	5.000	12/01/2017	Aa2/AA*	350,000	406,091
Forsyth County NC Certificates of Participation	5.000	10/01/2019	Aa1/AA+*/AA+@	600,000	664,488
Montgomery County NC Certificates of Participation	5.000	02/01/2017	A-*	125,000	140,571
Mooreville NC Certificates of Participation	4.125	09/01/2018	AA-*	250,000	266,595
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2016	Aa1/AA+*/AA+@	200,000	224,720
NC State Certificates of Participation Wildlife Resources	5.250	06/01/2018	Aa1/AA+*/AA+@	500,000	531,705

					3,944,994
MUNICIPAL UTILITY REVENUE BONDS
8.58% of Net Assets
Moore County NC	5.000	06/01/2017	Aa3/AA-*	685,000	785,154
NC Eastern Municipal Power Agency — Series D	4.000	01/01/2016	Baa1/A-*/A-@	95,000	102,165
NC Eastern Municipal Power Agency	5.375	01/01/2017	Baa1/A-*/A-@	200,000	209,670
NC Eastern Municipal Power Agency	3.250	01/01/2015	Baa1/A-*/A-@	250,000	262,078
NC Eastern Municipal Power Agency	5.000	01/01/2016	A-*/A-@	50,000	55,902
NC Municipal Power Agency Number 1 Catawba Electric	5.250	01/01/2017	A2/A*/A@	200,000	229,996
NC Municipal Power Agency Number 1 Catawba Electric	4.000	01/01/2016	A2/A*/A@	100,000	108,615
NC Municipal Power Agency Number 1 Catawba Electric	5.000	01/01/2016	A2/A*/A@	125,000	141,071

					1,894,651
PUBLIC FACILITIES REVENUE BONDS
3.78% of Net Assets
Charlotte NC Airport — Charlotte Douglas International	4.125	07/01/2016	A1/A+*/A+@	100,000	109,469
Charlotte NC Airport Revenue Refunding	5.000	07/01/2015	A1/A+*/A+@	350,000	392,203
Mecklenburg County NC Certificates of Participation	5.000	02/01/2017	Aa1/AA+*/AA+@	105,000	121,387
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2019	Aa1/AA+*/AA+@	85,000	91,707
Raleigh Durham NC Airport Authority — Series B	5.000	11/01/2017	Aa3/AA-@	105,000	120,092

					834,858
HOSPITAL AND HEALTHCARE REVENUE BONDS
3.44% of Net Assets
Charlotte-Mecklenburg Hospital	5.000	01/15/2019	Aa3/AA-*	200,000	216,772
Charlotte-Mecklenburg Hospital	4.375	01/15/2019	Aa3/AA-*	150,000	159,144
NC Medical Care Community Hospital Pitt Memorial	4.400	12/01/2011	A1/A+*/AA-@	275,000	275,366
NC Medical Care Mission Health Combined Group	4.000	10/01/2014	Aa3/AA*/AA@	100,000	107,707

					758,989
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
3.21% of Net Assets
University of NC Ashville Revenue	5.000	06/01/2014	A1	20,000	20,728
University NC System Pool Revenue	5.000	10/01/2016	Aa2	250,000	291,555
University NC System Pool Revenue	5.000	10/01/2015	Aa3	350,000	397,492

					709,775
LEASE REVENUE BONDS
2.47% of Net Assets
NC Municipal Power Agency Number 1 Catawba Electric	5.250	01/01/2018	A2/A*/A@	125,000	144,054
NC Infrastructure Finance Corporation — Correctional Facilities	5.000	10/01/2017	Aa1/AA+*/AA+@	150,000	161,375

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

June 30, 2011

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

NC Infrastructure Correctional Facilities Projects	5.000%	10/01/2019	Aa1/AA+*/AA+@	$100,000	$106,300
Wake County NC	3.000	01/01/2015	Aa1/AA+*/AA+@	125,000	132,873

					544,602
PREREFUNDED BONDS
1.36% of Net Assets
NC State Public Improvement — Series A	5.000	03/01/2019	Aaa	235,000	269,331
Univresity of NC Ashville Revenue	5.000	06/01/2014	A1	30,000	31,254

					300,585
GENERAL OBLIGATION BONDS
1.23% of Net Assets
Cabarrus County NC Public Improvement	5.000	03/01/2018	Aa1/AA+*/AA+@	100,000	112,926
Mecklenburg County NC Refunding — Series A	5.000	08/01/2014	Aaa/AAA*/AAA@	125,000	140,808
NC State Public Improvement — Series A	5.000	03/01/2019	Aaa/AAA*	15,000	16,770

					270,504
STATE AND LOCAL MORTGAGE REVENUE BONDS
1.16% of Net Assets
NC Housing Finance Agency Series 31-B	3.850	01/01/2017	Aa2/AA*	145,000	149,204
NC Housing Financial Agency Home Ownership — Series 16B	4.125	07/01/2012	Aa2/AA*	105,000	107,786

					256,990

Total Investments (cost $21,175,399)(See (a) below for further explanation) 98.85% of Net Assets					$21,826,019

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$633,768
Unrealized depreciation	16,852

Net unrealized appreciation	$650,620

Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used the the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	21,826,019
Level 3	Significant Unobservable Inputs	—

$21,826,019

The accompanying footnotes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011

ASSETS:
Investments in securities, at fair value (Cost: $21,175,399)		$21,826,019
Cash		39,679
Interest receivable		252,776

Total assets		22,118,474
LIABILITIES:
Payable for:
Distributions to shareholders	11,319
Fund shares redeemed	2,067
Investment advisory fee	8,998
Transfer agent fee	162
Trustee fee	289
Accrued expenses	16,300

Total liabilities		39,135

NET ASSETS:
Capital		21,475,560
Net accumulated realized loss on investment transactions		(46,841)
Net unrealized appreciation in value of investments		650,620

Net assets at value		$22,079,339

NET ASSET VALUE, offering price and redemption price per share ($22,079,339 ÷ 2,019,210 shares outstanding; unlimited number of shares authorized; no par value)		$10.93

STATEMENT OF OPERATIONS

For the year ended June 30, 2011

Net investment income:
Interest income	$602,261

Expenses:
Investment advisory fee	94,864
Transfer agent fee	28,320
Custodian expense	2,963
Professional fees	4,083
Trustee fees	2,368
Other expenses	12,873

Total expenses	145,471
Custodian expense reduction	(222)

Net expenses	145,249

Net investment income	457,012

Realized and unrealized gain on investments:
Net realized gain	32,681
Net change in unrealized appreciation/depreciation	219,520

Net realized and unrealized gain on investments	252,201

Net increase in net assets resulting from operations	$709,213

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2011 and 2010

	2011	2010
Operations:
Net investment income	$457,012	$372,430
Net realized gain on investments	32,681	60,038
Net change in unrealized appreciation/depreciation	219,520	188,565

Net increase in net assets resulting from operations	709,213	621,033
Distributions from net investment income	(457,012)	(372,430)
Net fund share transactions (Note 4)	5,876,130	4,040,525

Total increase	6,128,331	4,289,128
Net assets:
Beginning of year	15,951,008	11,661,880

End of year	$22,079,339	$15,951,008

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2011	2010	2009	2008	2007
Net asset value, beginning of year	$10.78	$10.57	$10.37	$10.30	$10.31

Income from investment operations:
Net investment income	0.26	0.29	0.32	0.32	0.32
Net gains/(losses) on securities, both realized and unrealized	0.15	0.21	0.20	0.07	(0.01)

Total from investment operations	0.41	0.50	0.52	0.39	0.31
Less distributions:
Distributions from capital gains	—	—	—	—	— (b)
Distributions from net investment income	(0.26)	(0.29)	(0.32)	(0.32)	(0.32)

Net asset value, end of year	$10.93	$10.78	$10.57	$10.37	$10.30

Total return	3.86%	4.77%	5.07%	3.78%	2.97%
Net assets, end of year (in thousands)	$22,079	$15,951	$11,662	$11,134	$11,281
Ratio of net expenses to average net assets (a)	0.77%	0.82%	0.81%	0.82%	0.81%
Ratio of net investment income to average net assets	2.41%	2.69%	3.04%	3.03%	3.01%
Portfolio turnover	5.15%	17.94%	10.14%	23.91%	13.33%

(a)	Percentages are after expenses waived by Adviser and Custodian reduction. No recovery of these waivers and reductions will be sought.
Expenses waived by Adviser and Custodian reduction were:
0% and .0% for 2011; 0% and 0% for 2010; .02% and .03% for 2009; 0% and .04% for 2008; and 0% and .04% for 2007, respectively.
(b)	Rounds to less than $0.01.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100%

June 30, 2011

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

INSURED MUNICIPAL BONDS
52.77% of Net Assets
Blount County TN Public Building Authority Local Government	5.000%	06/01/2025	Aa2/AA-*	$100,000	$107,640
Blount County TN Public Building Authority Local Government	5.000	06/01/2027	Aa2/AA-*	1,500,000	1,589,415
Blount County TN Public Building Authority Local Government	4.750	06/01/2031	Aa2/AA-*	750,000	766,358
Blount County TN Public Building Authority General Obligation	5.250	06/01/2019	NR	1,050,000	1,083,159
Blount County TN Building Authority Local Government Public	5.000	06/01/2032	Aa3	750,000	759,548
Chattanooga TN Industrial Development Board Lease Rent Revenue	5.000	10/01/2027	Aa3/AA+*/AA@	1,000,000	1,044,650
Clarksville TN Electric System Revenue	5.000	09/01/2032	Aa2	1,250,000	1,274,488
Cleveland TN General Obligation — Series A	5.000	06/01/2027	Aa3/A+*	680,000	701,488
Columbia TN Refunded — Sewer System	5.000	12/01/2024	Aa2	1,235,000	1,310,730
Columbia TN Broadband Network Revenue & Tax	5.000	03/01/2025	Aa2	1,000,000	1,049,070
Franklin County TN Health & Educational Facilities Board	5.000	09/01/2025	A+*	1,000,000	1,042,680
Gallatin TN Water & Sewer Revenue	5.000	01/01/2028	Aa3	2,540,000	2,675,255
Giles County TN	4.500	02/01/2018	Aa3	1,000,000	1,043,230
Greene County TN General Obligation — Series B	5.000	06/01/2024	A1	505,000	526,185
Hallsdale-Powell Utility District Knox County TN Water and Sewer	5.000	04/01/2026	AA*	1,000,000	1,051,920
Hallsdale-Powell Utility District Knox County TN Water and Sewer	5.000	04/01/2031	AA*	740,000	763,051
Harpeth Valley Utilities TN Davidson and Williamson Counties	5.000	09/01/2029	Aa3	1,410,000	1,443,483
Harpeth Valley Utilities TN Davidson and Williamson Counties	5.000	09/01/2032	Aa3	1,420,000	1,448,585
Jackson TN Energy Authority Gas System Revenue	5.000	10/01/2028	Aa2	1,000,000	1,030,760
Knox County TN Health Educational & Housing Facilities Ft Sanders	6.250	01/01/2013	Baa1/BBB*	10,000	10,600
Knox County TN Health Educational & Housing — Covenant Health	5.000	01/01/2022	Aa3/AA+*/AA@	450,000	454,667
Knoxville TN Gas Revenue Refunded System — Series K	4.750	03/01/2022	Aa2/AA*	800,000	813,672
Knoxville TN Wastewater System Revenue — Series A	4.750	04/01/2021	Aa2/AA+*	1,150,000	1,169,734
Knoxville TN Waste Water System Revenue Improvement — Series A	5.000	04/01/2037	Aa2/AA+*	370,000	376,423
Manchester TN Refunding General Obligation	5.000	06/01/2038	Aa3/AA+*	100,000	107,825
Marion County TN Schools	5.000	06/01/2025	A1	1,050,000	1,095,948
Metro Nashville & Davidson County TN General Obligation	5.000	01/01/2023	Aa1/AA*/AA@	1,000,000	1,058,850
Metro Nashville & Davidson County TN General Obligation	5.000	01/01/2024	Aa1/AA*/AA@	1,000,000	1,054,440
Metro Nashville & Davidson County TN Multi Family	4.600	11/01/2026	NR	850,000	849,023
Metro Government Nashville & Davidson County TN Sports Authority	5.000	07/01/2021	Aa2/AA+*	1,000,000	1,071,580
Metropolitan Government Nashville and Davidson County TN	5.000	05/15/2027	Aa1/AA*/AA@	1,400,000	1,496,012
Metropolitan Government Nashville and Davidson County	5.000	05/15/2028	Aa1/AA*/AA@	240,000	255,286
Montgomery County TN General Obligation	4.750	05/01/2020	Aa2/AA+*	1,000,000	1,063,600
Oak Ridge TN Industrial Development Board Refunding Revenue	5.250	08/20/2018	Aaa	255,000	255,048
Overton County TN Refunding — Schools General Obligation	5.000	04/01/2018	Baa1	1,000,000	1,074,150
Pigeon Forge TN Refunding — Series A	4.900	06/01/2028	Aa3/AA+*	1,000,000	1,036,140
Rutherford County TN Construction Utility District Waterworks	5.000	02/01/2031	Aa2/AAA*	1,435,000	1,474,534
Shelby County TN Health Educational & Housing Facilities	5.250	09/01/2027	Aa3/AA+*	1,000,000	1,028,800
Smith County TN General Obligation	5.000	04/01/2021	NR	720,000	768,427
South Blount County TN Utility District Waterworks Revenue	5.000	12/01/2028	Aa3/AA+*	1,125,000	1,192,331
TN Housing Development Agency Homeownership Program Series	5.150	07/01/2022	Aa1/AA+*	550,000	550,011
TN State School Board Authority Refunding Higher Education	5.000	05/01/2024	Aa1/AA*/AA+@	1,395,000	1,488,549
TN State School Board Authority Refunding Higher Education	5.000	05/01/2025	Aa1/AA*/AA+@	1,440,000	1,526,386
West Wilson Utility District TN Waterworks Revenue	4.750	06/01/2028	Aa3	2,460,000	2,565,534
White House Utility District TN Water & Sewer	5.000	01/01/2028	Aa3	1,235,000	1,283,708
White House Utility District TN Water & Sewer	5.000	01/01/2030	Aa3	2,505,000	2,578,973

					48,411,946
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
9.87% of Net Assets
Metropolitan Government Nashville & Davidson County TN Housing	5.000	10/01/2034	Aa2/AA*/AA+@	1,000,000	1,040,370
Metro Nashville & Davidson County TN McKendree	5.125	01/01/2020	AA*	1,700,000	1,700,408
Shelby County TN Health Education & Housing Facilities Board	5.000	08/01/2030	A1/A+*	500,000	513,940
TN State School Board Authority Higher Educational Facilities	5.000	05/01/2028	Aa1/AA*/AA@	1,000,000	1,074,090
TN State School Board Authority Higher Educational Facilities	5.125	05/01/2033	Aa1/AA*/AA@	1,300,000	1,369,160
TN State School Board Authority Higher Educational Facilities	5.000	05/01/2034	Aa1/AA*/AA+@	500,000	522,025

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100%

June 30, 2011

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

TN State School Board Authority Higher Educational Facilities	4.750%	05/01/2030	Aa1/AA*/AA+@	$2,750,000	$2,833,628

					9,053,621
STATE AND LOCAL MORTGAGE REVENUE
7.42% of Net Assets
TN Housing Development Agency	5.000	07/01/2028	Aa1/AA+*	875,000	882,193
TN Housing Development Agency	5.400	07/01/2035	Aa1/AA+*	655,000	666,056
TN Housing Development Agency Homeownership Program 1	5.000	07/01/2029	Aa1/AA+*	815,000	825,554
TN Housing Development Agency Homeownership Program 2	4.700	07/01/2027	Aa1/AA+*	1,475,000	1,475,000
TN Housing Development Agency Housing Finance Program	4.850	01/01/2025	Aa2	750,000	760,928
TN Housing Development Agency Series 2001 — 3B	5.250	01/01/2020	Aa1/AA+*	230,000	230,007
TN Housing Development Agency Mortgage Financing — Series A	5.200	07/01/2023	Aa2/AA*	1,930,000	1,964,837

					6,804,575
HOSPITAL AND HEALTHCARE REVENUE BONDS
6.93% of Net Assets
Rutherford County TN Health & Education Facilities Board	5.000	11/15/2040	Aa1/AA+*/AA+@	1,500,000	1,517,310
Shelby County TN Health Education & Housing Facilities	5.000	07/01/2031	Aa2/AAA@	4,750,000	4,844,668

					6,361,978
GENERAL OBLIGATION BONDS
6.92% of Net Assets
Franklin TN Water & Sewer Revenue & Tax	5.000	04/01/2024	Aaa	750,000	880,095
Knoxville TN General Obligation — Series A	5.000	05/01/2020	Aa1/AA+*/AAA@	500,000	588,555
Metropolitan Government Nashville and Davidson County TN	5.000	01/01/2025	Aa1/AA*/AA@	4,025,000	4,370,949
Shelby County TN — Series A	4.600	11/01/2022	Aa1/AA+*/AA+@	500,000	508,605

					6,348,204
MUNICIPAL UTILITY REVENUE BONDS
6.40% of Net Assets
Citizens Gas Utility District TN Gas Revenue Refunding	5.000	05/01/2029	A*	250,000	250,463
Clarksville TN Electric System Revenue — Series A	5.000	09/01/2028	Aa2/AA-*	1,000,000	1,079,260
Clarksville TN Electric System Revenue — Series A	5.000	09/01/2033	Aa2/AA-*	2,000,000	2,077,380
Knox-Chapman TN Utility District Knox County Water & Sewer	5.250	01/01/2036	AA-*	700,000	735,805
Metropolitan Government Nashville & Davidson County TN	4.750	05/15/2028	AA+*/AA+@	460,000	482,232
West Wilson Utility District TN Waterworks Revenue	5.000	06/01/2033	Aa3	1,170,000	1,247,208

					5,872,348
PREREFUNDED BONDS
2.85% of Net Assets
Hawkins County TN Refunding General Obligation	4.750	05/01/2017	Aa3	200,000	207,458
Johnson City TN Health & Educational Facilities	5.125	07/01/2025	BBB*	2,000,000	2,003,260
Kingsport TN Industrial Development Board Multifamily	5.400	04/20/2021	NR	365,000	402,365

					2,613,083
ESCROWED TO MATURITY BONDS
2.39% of Net Assets
Johnson City TN Health & Educational Facilities	5.000	07/01/2018	BBB*	1,000,000	1,001,670
Johnson City TN Health & Educational Facilities	6.500	07/01/2014	Baa1/BBB*/BBB+@	1,000,000	1,123,660
Metro Nashville & Davidson County TN Water & Sewer	6.500	12/01/2014	Aaa/BBB*	60,000	71,534

					2,196,864
LEASE REVENUE BONDS
2.36% of Net Assets
Chattanooga TN Electric Revenue — Series A	5.000	09/01/2026	AA*/AA+@	250,000	269,040
Memphis/Shelby County TN Special Facilities Revenue FedEx	5.050	09/01/2012	Baa2/BBB*	250,000	259,945
Memphis-Shelby County Sports Authority	5.250	11/01/2027	Aa3/AA-*/A+@	750,000	771,353
TN Housing Development Agency — Series 1B	5.000	07/01/2029	Aa1/AA+*/NR@	865,000	866,894

					2,167,232

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100%

June 30, 2011

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

PUBLIC FACILITIES REVENUE BONDS
.57% of Net Assets
Memphis Shelby County TN Sports Authority Memphis Arena	5.250%	11/01/2026	Aa3/AA-*/A+@	$500,000	$520,850

					520,850
Total Investments (cost $88,870,534) (See (a) below for further explanation) 98.48% of Net Assets					$90,350,701

*	Standard and Poor's Corporation
@	Fitch's Investors Service
All other ratings by Moody's Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,730,741
Unrealized depreciation	(250,574)

Net unrealized appreciation	$1,480,167

Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used the the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	90,350,701
Level 3	Significant Unobservable Inputs	—

$90,350,701

The accompanying footnotes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011

ASSETS:
Investments in securities, at fair value (Cost: $88,870,534)		$90,350,701
Cash		503,470
Interest receivable		1,357,881
Prepaid expenses		2,294

Total assets		92,214,346
LIABILITIES:
Payable for:
Distributions to shareholders	368,520
Fund shares redeemed	11,413
Investment advisory fee	37,524
Transfer agent fee	632
Accrued expenses	56,041

Total liabilities		474,130

NET ASSETS:
Capital		91,083,696
Net accumulated realized loss on investment transactions		(823,647)
Net unrealized appreciation in value of investments		1,480,167

Net assets at value		$91,740,216

NET ASSET VALUE, offering price and redemption price per share ($91,740,216 ÷ 8,312,958 shares outstanding; unlimited number of shares authorized; no par value)		$11.04

STATEMENT OF OPERATIONS

For the year ended June 30, 2011

Net investment income:
Interest income	$4,101,731

Expenses:
Investment advisory fee	468,448
Transfer agent fee	118,426
Custodian expense	14,835
Professional fees	20,719
Trustee fees	11,830
Other expenses	17,339

Total expenses	651,597
Custodian expense reduction	(897)

Net expenses	650,700

Net investment income	3,451,031

Realized and unrealized gain/(loss) on investments:
Net realized gain	407,508
Net change in unrealized appreciation/depreciation	(613,152)

Net realized and unrealized loss on investments	(205,644)

Net increase in net assets resulting from operations	$3,245,387

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2011 and 2010

	2011	2010
Operations:
Net investment income	$3,451,031	$3,415,997
Net realized gain/(loss) on investments	407,508	(992,378)
Net change in unrealized appreciation/depreciation	(613,152)	3,849,827

Net increase in net assets resulting from operations	3,245,387	6,273,446
Distributions from net investment income	(3,451,031)	(3,415,997)
Net fund share transactions (Note 4)	(3,013,841)	(119,960)

Total increase/(decrease)	(3,219,485)	2,737,489
Net assets:
Beginning of year	94,959,701	92,222,212

End of year	$91,740,216	$94,959,701

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2011		2010	2009	2008	2007
Net asset value, beginning of year	$11.04		$10.71	$10.77	$10.87	$10.84

Income from investment operations:
Net investment income	0.41		0.40	0.41	0.41	0.41
Net gains/(losses) on securities, both realized and unrealized	0.00	(b)	0.33	(0.06)	(0.10)	0.03

Total from investment operations	0.41		0.73	0.35	0.31	0.44
Less distributions:
Distributions from net investment income	(0.41)		(0.40)	(0.41)	(0.41)	(0.41)

Net asset value, end of year	$11.04		$11.04	$10.71	$10.77	$10.87

Total return	3.78%		6.92%	3.40%	2.87%	4.05%
Net assets, end of year (in thousands)	$91,740		$94,960	$92,222	$90,397	$99,697
Ratio of net expenses to average net assets (a)	0.69%		0.70%	0.70%	0.71%	0.72%
Ratio of net investment income to average net assets	3.68%		3.67%	3.90%	3.74%	3.70%
Portfolio turnover	6.38%		14.51%	7.62%	15.71%	8.55%

(a)	Percentages are after Custodian reduction for which no recovery will be sought.
Percentages before Custodian reduction were:
.69% for 2011; .70% for 2010; .71% for 2009; .72% for 2008; and .73% for 2007.
(b)	Rounds to less than $.01.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100%

June 30, 2011

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

INSURED MUNICIPAL BONDS
61.65% of Net Assets
Cross Anchor TN Utility District	4.250%	12/1/2015	AA+*	$65,000	$71,995
Cross Anchor TN Utility District	4.250	12/1/2016	AA+*	65,000	72,157
Dickson County TN Refunding	5.000	6/1/2015	A1/A+*	140,000	148,714
Fayetteville TN Electric System Revenue	3.000	6/1/2015	AA+*	105,000	109,909
Johnson City TN Refunding	4.000	6/1/2015	AA@	400,000	437,280
Johnson City TN Electric Revenue	4.500	5/1/2021	Aa2/AA+*	50,000	53,993
Johnson City TN Public Building Authority Revenue	4.250	9/1/2014	Aa2/AA@	50,000	54,143
Knoxville TN Electric Revenue — Series V	4.750	7/1/2021	Aa2/AA+*	150,000	154,347
Lawrenceburg TN Refunding Water & Sewer	5.000	7/1/2015	Aa3	125,000	141,779
Madison County TN Refunding — School and Public Improvement	5.000	4/1/2018	Aa2/AA+*	175,000	194,901
Maury County TN School & Public Improvement	5.000	4/1/2016	Aa2	1,000,000	1,095,140
Memphis-Shelby TN Sports Authority Memphis Arena Project	5.500	11/1/2012	Aa3/AA-*/A+@	500,000	528,195
Memphis-Shelby County TN Sports Authority Memphis Arena	5.000	11/1/2017	Aa3/AA-*/A+@	275,000	304,502
Memphis TN General Obligation General Improvement	5.000	10/1/2016	Aa2/AA*/AA-@	450,000	500,108
Memphis TN — Series A	5.000	4/1/2024	Aa2/AA+*/AA-@	200,000	216,366
Metro Nashville Davidson County Water and Sewer	5.200	1/1/2013	Aa2/BBB*/AA-@	215,000	226,214
Metropolitan Government Nashville & Davidson County TN	5.000	1/1/2019	Aa1/AA*	160,000	174,064
Metropolitan Nashville Airport Authority — Series A	4.500	7/1/2014	Aa3/AA+*	250,000	271,633
New Market Utility District Jefferson County TN Waterworks	3.500	6/1/2015	Aa3/AA+*	100,000	107,347
New Market Utilty District Jefferson County TN Waterworks	4.000	6/1/2016	Aa3/AA+*	100,000	109,128
New Market Utility District Jefferson County Waterworks	4.000	6/1/2017	Aa3/AA+*	100,000	108,033
Sevier County TN Public Building Authority	4.000	3/1/2014	AA+*	100,000	107,333
Shelby County TN Refunding — Series A	5.000	4/1/2018	Aa1/AA+*/AA+@	100,000	111,558
Shelby County Health Education	5.250	9/1/2020	Aa3/AA+*	400,000	435,584
Washington County TN Refunding School and Public Improvement	5.000	4/1/2015	Aa2	200,000	223,628
Washington County TN Refunding School and Public Improvement	5.000	4/1/2016	Aa2	125,000	138,754

					6,096,805
GENERAL OBLIGATION BONDS
10.52% of Net Assets
Claiborne County TN Public Improvement — Series A	5.000	4/1/2017	A+*	170,000	194,101
Memphis TN Refunding General Improvement	5.000	10/1/2017	Aa2/AA*/AA-@	100,000	117,162
Metro Government Nashville & Davidson County TN Refunding	5.000	5/15/2019	Aa1/AA*/AA@	250,000	284,530
Metropolitan Government Nashville & Davidson County	5.000	1/1/2019	Aa1/AA*/AA@	200,000	229,966
Sevier County TN Public Building Authority	4.000	6/1/2014	AA*	200,000	214,406

					1,040,165
LEASE REVENUE BONDS
7.16% of Net Assets
Chattanooga TN Electric Revenue — Series A	5.000	9/1/2021	AA*/AA+@	400,000	448,272
Memphis-Shelby County TN Airport — Federal Express Corporation	5.050	9/1/2012	Baa2/BBB*	250,000	259,945

					708,217
STATE AND LOCAL MORTGAGE REVENUE BONDS
5.62% of Net Assets
TN Housing Development Agency Homeownership Program	4.200	1/1/2016	Aa1/AA+*	150,000	154,229
TN Housing Development Agency — Series 1B	4.800	7/1/2024	Aa1/AA+*	295,000	299,440
TN Housing Development Agency Homeownership Program — 2	2.950	1/1/2015	Aa1/AA+*	100,000	102,515

					556,184
MUNICIPAL UTILITY REVENUE BONDS
3.91% of Net Assets
Harpeth Valley Utilities District	5.000	3/1/2014	A1	250,000	258,325
Sevier County TN Utility District Gas System Revenue	2.650	6/1/2015	A+*	125,000	128,475

					386,800

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100%

June 30, 2011

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

PUBLIC FACILITIES REVENUE BONDS
3.58% of Net Assets
Blount County TN Public Building Authority Series B-19	3.500%	6/1/2015	AA+*	$200,000	$215,802
Metropolitian Government Nashville Davidson County Convention	5.000	7/1/2015	A1/A*/AA-@	125,000	137,936

					353,738
PREREFUNDED BONDS
3.35% of Net Assets
Memphis TN Electric System Revenue — Series A	5.000	12/1/2015	Aa2/AA+*	300,000	331,578

					331,578
HOSPITAL AND HEALTHCARE REVENUE BONDS
1.02% of Net Assets
Knox County TN Hospital Facility Revenue Catholic Healthcare	4.500	10/1/2011	A1/AA-*/AA-@	100,000	100,870

					100,870

Total Investments (cost $9,205,493) (See (a) below for further explanation) 96.82% of Net Assets					$9,574,357

*	Standard and Poor's Corporation
@	Fitch's Investors Service
All other ratings by Moody's Investors Service, Inc.
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$372,369
Unrealized depreciation	(3,505)

Net unrealized appreciation	$368,864

Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used the the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds

Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	9,574,357
Level 3	Significant Unobservable Inputs	—

$9,574,357

The accompanying footnotes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011

ASSETS:
Investments in securities, at fair value (Cost: $9,205,493)		$9,574,357
Cash		386,007
Receivable for fund shares sold		50,000
Defaulted securities receivable		23,606
Interest receivable		108,802

Total assets		10,142,772
LIABILITIES:
Payable for:
Investments purchased	231,514
Distributions to shareholders	6,060
Fund shares redeemed	1,632
Investment advisory fee	3,935
Transfer agent fee	72
Trustee fees	580
Accrued expenses	9,841

Total liabilities		253,634

NET ASSETS:
Capital		9,832,588
Net accumulated realized loss on investment transactions		(312,314)
Net unrealized appreciation in value of investments		368,864

Net assets at value		$9,889,138

NET ASSET VALUE, offering price and redemption price per share ($9,889,138 ÷ 911,253 shares outstanding; unlimited number of shares authorized; no par value)		$10.85

STATEMENT OF OPERATIONS

For the year ended June 30, 2011

Net investment income:
Interest income	$331,766

Expenses:
Investment advisory fee	51,852
Transfer agent fee	15,555
Custodian expense	1,639
Professional fees	2,293
Pricing fees	5,000
Trustee fees	1,310
Other expenses	6,840

Total expenses	84,489
Fees waived by Adviser	(1,947)
Custodian expense reduction	(97)

Net expenses	82,445

Net investment income	249,321

Realized and unrealized gain/(loss) on investments:
Net realized gain	64,546
Net change in unrealized appreciation/depreciation	(57,991)

Net realized and unrealized gain on investments	6,555

Net increase in net assets resulting from operations	$255,876

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2011 and 2010

	2011	2010
Operations:
Net investment income	$249,321	$255,710
Net realized gain on investments	64,546	7,938
Net change in unrealized appreciation/depreciation	(57,991)	238,347

Net increase in net assets resulting from operations	255,876	501,995
Distributions from net investment income	(249,321)	(255,710)
Net fund share transactions (Note 4)	(230,591)	792,348

Total increase/(decrease)	(224,036)	1,038,633
Net assets:
Beginning of year	10,113,174	9,074,541

End of year	$9,889,138	$10,113,174

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2011	2010	2009	2008	2007
Net asset value, beginning of year	$10.82	$10.54	$10.31	$10.32	$10.29

Income from investment operations:
Net investment income	0.26	0.28	0.31	0.31	0.31
Net gains/(losses) on securities, both realized and unrealized	0.03	0.28	0.23	(0.01)	0.03

Total from investment operations	0.29	0.56	0.54	0.30	0.34
Less distributions:
Distributions from net investment income	(0.26)	(0.28)	(0.31)	(0.31)	(0.31)

Net asset value, end of year	$10.85	$10.82	$10.54	$10.31	$10.32

Total return	2.72%	5.39%	5.31%	2.90%	3.34%
Net assets, end of year (in thousands)	$9,889	$10,113	$9,075	$10,335	$10,880
Ratio of net expenses to average net assets (a)	0.80%	0.81%	0.82%	0.81%	0.79%
Ratio of net investment income to average net assets	2.40%	2.63%	2.97%	2.96%	3.00%
Portfolio turnover	18.32%	16.16%	15.00%	22.22%	0.00%

(a)	Percentages are after expenses waived by Adviser and Custodian reduction. No recovery of these waivers and reductions will be sought.
Expenses waived by Adviser and custodian were:
.02% and .0% for 2011; .02% and .0% for 2010; .0% and .04% for 2009; 0% and .05% for 2008; and 0% and .04% for 2007, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — INTERMEDIATE GOVERNMENT BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Securities and Agencies — 100%

June 30, 2011

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

FEDERAL FARM CREDIT
59.08% of Net Assets
Federal Farm Credit Bank	5.840%	07/20/2022	Aaa/AAA*/AAA@	$2,850,000	$3,363,346
Federal Farm Credit Bank	5.250	05/10/2022	Aaa/AAA*/AAA@	2,000,000	2,256,657
Federal Farm Credit Bank	5.125	11/28/2022	Aaa/AAA*/AAA@	2,000,000	2,210,926
Federal Farm Credit Bank	3.850	05/20/2021	AAA*	500,000	499,941
Federal Farm Credit Bank	5.300	06/24/2014	Aaa/AAA*/AAA@	1,550,000	1,746,886
Federal Farm Credit Bank	5.250	10/25/2022	Aaa/AAA*/AAA@	1,500,000	1,682,858
Federal Farm Credit Bank	5.875	08/16/2021	Aaa/AAA*/AAA@	1,900,000	2,072,619
Federal Farm Credit Bank	5.050	12/21/2021	Aaa/AAA*/AAA@	370,000	411,454
Federal Farm Credit Bank	6.200	07/26/2022	Aaa/AAA*/AAA@	500,000	526,675

					14,771,362
FEDERAL HOME LOAN BANK
29.38% of Net Assets
Federal Home Loan Bank	7.000	08/15/2014	Aaa/AAA*	500,000	590,390
Federal Home Loan Bank	5.250	12/11/2020	Aaa/AAA*/AAA@	1,485,000	1,681,330
Federal Home Loan Bank	5.000	12/10/2021	Aaa/AAA*/AAA@	500,000	553,731
Federal Home Loan Bank	5.750	06/10/2022	Aaa/AAA*/AAA@	2,000,000	2,343,283
Federal Home Loan Bank	5.550	06/19/2023	Aaa/AAA*	500,000	541,175
Federal Home Loan Bank	4.375	04/16/2020	AAA*	1,500,000	1,535,610
Federal Home Loan Bank	4.250	05/04/2020	Aaa/AAA*/AAA@	100,000	100,880

					7,346,399
FEDERAL HOME LOAN MORTGAGE
5.40% of Net Assets
Federal National Mortgage Association	8.100	08/12/2019	Aaa/AAA*/AAA@	1,000,000	1,349,707

					1,349,707
STUDENT LOAN MARKETING ASSOCIATION
4.30% of Net Assets
Student Loan Marketing Association	7.300	08/01/2012	AAA	1,000,000	1,074,498

					1,074,498

Total Investments (cost $24,620,944) (See (a) below for further explanation) 98.16% of Net Assets					$24,541,966

*	Standard and Poor's Corporation
@	Fitch's Investors Service
All other ratings by Moody's Investors Service, Inc.
#	Bond ratings unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$669,830
Unrealized depreciation	(748,808)

Net unrealized depreciation	$(78,978)

Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used the the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Government Agencies
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	24,541,966
Level 3	Significant Unobservable Inputs	—

$24,541,966

The accompanying footnotes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011

ASSETS:
Investments in securities, at fair value (Cost: $24,620,944)		$24,541,966
Cash		214,909
Interest receivable		279,152
Prepaid expenses		3,386

Total assets		25,039,413
LIABILITIES:
Payable for:
Distributions to shareholders	17,169
Fund shares redeemed	2,473
Investment advisory fee	4,151
Transfer agent fee	2,629
Accrued expenses	9,072

Total liabilities		35,494

NET ASSETS:
Capital		25,207,889
Net accumulated realized loss on investment transactions		(124,992)
Net unrealized depreciation in value of investments		(78,978)

Net assets at value		$25,003,919

NET ASSET VALUE, offering price and redemption price per share ($25,003,919 ÷ 2,511,371 shares outstanding; unlimited number of shares authorized; no par value)		$9.96

STATEMENT OF OPERATIONS

For the year ended June 30, 2011

Net investment income:
Interest income	$1,275,223

Expenses:
Investment advisory fee	64,717
Transfer agent fee	44,830
Custodian expense	5,217
Professional fees	7,364
Printing	10,000
Trustee fees	4,085
Other expenses	13,656

Total expenses	149,869
Custodian expense reduction	(247)

Net expenses	149,622

Net investment income	1,125,601

Realized and unrealized gain/(loss) on investments:
Net realized gain	9,157
Net change in unrealized appreciation/depreciation	(1,164,961)

Net realized and unrealized loss on investments	(1,155,804)

Net decrease in net assets resulting from operations	$(30,203)

The accompanying notes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2011 and 2010

	2011	2010
Operations:
Net investment income	$1,125,601	$1,287,448
Net realized gain on investments	9,157	69,152
Net change in unrealized appreciation/depreciation	(1,164,961)	559,656

Net increase/(decrease) in net assets resulting from operations	(30,203)	1,916,256
Distributions from net investment income	(1,125,601)	(1,287,448)
Net fund share transactions (Note 4)	(15,893,548)	15,993,839

Total increase	(17,049,352)	16,622,647
Net assets:
Beginning of year	42,053,271	25,430,624

End of year	$25,003,919	$42,053,271

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2011	2010	2009	2008	2007
Net asset value, beginning of year	$10.24	$10.05	$9.93	$9.66	$9.58
Income from investment operations:
Net investment income	0.35	0.44	0.46	0.48	0.49
Net gains/(losses) on securities, both realized and unrealized	(0.28)	0.19	0.12	0.27	0.08

Total from investment operations	0.07	0.63	0.58	0.75	0.57
Less distributions:
Distributions from net investment income	(0.35)	(0.44)	(0.46)	(0.48)	(0.49)

Net asset value, end of year	$9.96	$10.24	$10.05	$9.93	$9.66

Total return	0.71%	6.38%	5.99%	7.88%	(6.04)%
Net assets, end of year (in thousands)	$25,004	$42,053	$25,431	$23,132	$22,553
Ratio of net expenses to average net assets (a)	0.46%	0.47%	0.47%	0.49%	0.51%
Ratio of net investment income to average net assets	3.48%	4.30%	4.62%	4.85%	5.05%
Portfolio turnover	72.86%	56.38%	30.35%	33.21%	6.40%

(a)	Percentages are after custodian reduction for which no recovery will be sought.
Percentages before custodian reduction were:
.46% for 2011; .47% for 2010; .49% for 2009, .51% for 2008; and .53% for 2007.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND FUND

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds — 100%

June 30, 2011

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

INSURED MUNICIPAL BONDS
22.17% of Net Assets
Armstrong School District PA Build America — Series A	7.000%	03/15/2041	AA+*	$750,000	$781,523
Ashland KY Independent School District Build America	6.200	08/01/2029	Aa2	100,000	103,721
Bexar County TX Revenue Venue Project — Series B	6.980	08/15/2032	Aa1/AA+*/A+@	250,000	273,390
Decatur GA Urban Redevelopment Agency Revenue Build America	6.920	01/01/2038	Aa2/AA+*	150,000	153,030
Lincoln AL Build America Bonds Recovery Zone Economic Development	6.800	06/01/2040	AA+*	500,000	495,585
Mesa State College CO Auxiliary Facilities Build America	6.746	05/15/2042	Aa2/AA-*	100,000	102,978
North Fort Bend Water Authority TX Water System Revenue	6.018	12/15/2035	Aa3/AA+*/A+@	250,000	254,824
Scottsboro AL Build America	6.400	11/01/2040	Aa3/AA+*	250,000	245,110

					2,410,161
CERTIFICATES OF PARTICIPATION BONDS (UNINSURED)
20.85% of Net Assets
CO State Building Excellent Schools Today Certificates of Participation	7.017	03/15/2031	Aa2/AA-*	400,000	423,520
Grand Junction CO Certificates of Participation Build America	7.500	12/01/2030	A+*	500,000	550,310
Pennington County SD Certificates of Participation Build America	7.200	06/01/2037	Aa2	750,000	772,658
Sedalia MO Certificates of Participation Build America	7.300	06/01/2035	AA+*	500,000	519,855

					2,266,343
GENERAL OBLIGATION BONDS
18.35% of Net Assets
Carroll TX Independent School District Build America	6.676	02/15/2034	Aa2/AA+*	100,000	107,300
East Bethel MN Build America Utilities — Series B	7.000	02/01/2040	Aa3	250,000	259,698
Edgewood OH City School District Build America	7.500	12/01/2037	Aa3/A+*	100,000	106,665
Jefferson County TN Build America	6.625	06/01/2040	Aa3/A+*	250,000	260,125
New York NY Build America	5.968	03/01/2036	Aa2/AA*/AA@	100,000	105,431
Pigeon Forge TN Build America Recovery Zone Economic	7.125	06/01/2040	AA*	300,000	326,187
Sarasota County FL Capital Improvement Revenue Build America	7.016	10/01/2040	AA+*/AA+@	710,000	735,574
Talladega County AL Build America Recovery Zone	5.600	04/01/2040	Aa3	100,000	94,021

					1,995,001
LEASE REVENUE BONDS
14.74% of Net Assets
Buncombe County NC Limited Obligation Build America	6.800	06/01/2030	Aa2/AA*	250,000	274,503
Downtown Smyrna Development Authority GA	6.900	02/01/2035	Aa2/AA+*	250,000	259,560
KY State Property & Buildings Build America — Series C	5.921	11/01/2030	Aa3/A+*/AA-@	250,000	251,438
Omaha NE Sewer Revenue Build America	6.191	12/01/2040	Aa2/AA*	400,000	391,548
West Knox Utilities District Knox County TN Water & Sewer	6.900	06/01/2040	AA+*	400,000	425,208

					1,602,257
MUNICIPAL UTILITY REVENUE BONDS
14.47% of Net Assets
Altoona PA Water Authority Sewer Revenue Build America	7.064	12/01/2040	AA+*	500,000	510,075
Gainesville FL Utilities System Revenue Build America	6.024	10/01/2040	Aa2/AA*	250,000	252,868
Heber Light & Power Company UT Electric Revenue Build America	7.000	12/15/2030	Aa3/AA-@	500,000	495,790
Metropolitan Government Nashville & Davidson County TN Water	6.693	07/01/2041	Aa3/AA-*	200,000	211,656
York County VA Sewer Revenue Build America	6.607	06/01/2040	Aa3	100,000	103,025

					1,573,414
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
4.30% of Net Assets
Maine Health & Higher Educational Facilities Authority	6.667	07/01/2039	Aa2	100,000	110,595
University NC Chapel Hill Hospital Revenue Build America	6.329	02/01/2031	Aa3/AA-*	250,000	262,793
University NC Wilmington Revenue Build America	5.870	01/01/2035	A1	100,000	94,646

					468,034

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND FUND

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds — 100%

June 30, 2011

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

TURNPIKE ROAD REVENUE
2.82% of Net Assets
FL State Turnpike Authority Turnpike Revenue Build America	6.800%	07/01/2039	Aa1/AA-*/AA-@	$300,000	$307,044

					307,044

Total Investments (cost $10,372,583)(See (a) below for further explanation) 97.70% of Net Assets					$10,622,254

*	Standard and Poor's Corporation
@	Fitch's Investors Service
(All other ratings by Moody's Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows

Unrealized appreciation	$298,661
Unrealized depreciation	(48,990)

Net unrealized appreciation	$249,671

Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used the the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds

Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	10,622,254
Level 3	Significant Unobservable Inputs	—

$10,622,254

The accompanying footnotes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011

ASSETS:
Investments in securities, at fair value (Cost: $10,372,583)		$10,622,254
Cash		142,948
Interest receivable		146,142
Prepaid expenses		4,971

Total assets		10,916,315
LIABILITIES:
Payable for:
Distributions to shareholders	39,711
Investment advisory fee	4,351
Transfer agent fee	89
Trustee fee	251

Total liabilities		44,402

NET ASSETS:
Capital		10,643,352
Net accumulated realized loss on investment transactions		(21,110)
Net unrealized appreciation in value of investments		249,671

Net assets at value		$10,871,913

NET ASSET VALUE, offering price and redemption price per share ($10,871,913 ÷ 1,126,092 shares outstanding; unlimited number of shares authorized; no par value)		$9.65

STATEMENT OF OPERATIONS

For the period ended June 30, 2011*

Net investment income:
Interest income	$518,948

Expenses:
Investment advisory fee	40,901
Transfer agent fee	12,188
Custodian expense	1,206
Professional fees	1,715
Pricing	1,000
Trustee fees	1,062
Other expenses	4,657

Total expenses	62,729
Fees waived by Adviser	(1,608)
Custodian expense reduction	(110)

Net expenses	61,011

Net investment income	457,937

Realized and unrealized gain/loss on investments:
Net realized loss	(21,110)
Net change in unrealized appreciation/depreciation	249,671

Net realized and unrealized gain on investments	228,561

Net increase in net assets resulting from operations	$686,498

*	Represents the period from commencement of operations (November 1, 2010) through June 30, 2011.

The accompanying notes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENT OF CHANGES IN NET ASSETS

For the period ended June 30, 2011*

2011
Operations:
Net investment income	$457,937
Net realized loss on investments	(21,110)
Net change in unrealized appreciation/depreciation	249,671

Net increase in net assets resulting from operations	686,498
Distributions from net investment income	(457,937)
Net fund share transactions (Note 4)	10,643,352

Total increase	10,871,913
Net assets:
Beginning of period	—

End of period	$10,871,913

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the period ended June 30, 2011*
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.34
Net gains/(losses) on securities, both realized and unrealized	(0.35)

Total from investment operations	(0.01)
Less distributions:
Distributions from net investment income	(0.34)

Net asset value, end of period	$9.65

Total return	0.04%	(b)
Net assets, end of period (in thousands)	$10,872
Ratio of net expenses to average net assets (a)	0.49%	(c)
Ratio of net investment income to average net assets	3.71%	(c)
Portfolio turnover	89.93%	(c)

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
Expenses waived by the Adviser and expense reductions by the Custodian were as follows:
Adviser Custodian
.01% (c) .0% (c) For the period ended June 30, 2011
* Represents the period from commencement of operations (November 1, 2010) through June 30, 2011.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2011

1.	Organization and Significant Accounting Policies

Dupree Mutual Funds is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end investment company. The Declaration of Trust of Dupree Mutual Funds (the "Trust") permits the Trustees to create an unlimited number of series of investment portfolios (each a “Fund" and collectively the “Funds”) and with respect to each series to issue an unlimited number of full or fractional shares of a single class. The Trust currently offers ten series:

Alabama Tax-Free Income Series

Kentucky Tax-Free Income Series

Kentucky Tax-Free Short-to-Medium Series

Mississippi Tax-Free Income Series

North Carolina Tax-Free Income Series

North Carolina Tax-Free Short-to-Medium Series

Tennessee Tax-Free Income Series

Tennessee Tax-Free Short-to-Medium Series

Intermediate Government Bond Series

Taxable Municipal Bond Series

The investment strategy of the eight state tax-free funds is to maintain 100% of their investments in Alabama, Kentucky, Mississippi, North Carolina, or Tennessee municipal securities.

The Intermediate Government Bond Series' investment strategy is to invest only in obligations of the U.S. Treasury and Agencies of the U.S. Government. The Intermediate Government Bond Series will buy bonds and notes that will maintain an average maturity of no more than ten years.

The Taxable Municipal Bond Series’ investment strategy is to invest in taxable municipal bonds of investment grade quality.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

A.	Security Valuation

Securities held by the Intermediate Government Bond Series and the Taxable Municipal Bond Series are valued using market quotations as provided by an independent pricing service. Securities held by the eight state tax-free funds are valued as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. These procedures involve the use of a matrix pricing model which takes into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board’s Valuation committee. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2011

1.	Organization and Significant Accounting Policies, continued

The Funds have adopted the provisions of Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 820, “Fair Value Measurements and Disclosures”. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1:	Quoted prices in active markets for identical securities.
Level 2:	Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3:	Price determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or not market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

The aggregate value by input level, as of June 30, 2011, for the Funds’ investments is included at the end of the Funds’ Schedule of Portfolio Investments. There we no significant transfers in and out of level 1, 2 or 3 during the period ending June 30, 2011.

B.	Security Transactions

Security transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

C.	Security Income

Interest income, which includes the amortization of premiums and the accretion of discounts, is recorded on an accrual basis.

D.	When-Issued and Extended Settlement Securities

The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Funds until the security is delivered and payment takes place. At the time the Funds enter this type of transaction, they are required to segregate cash or other liquid assets equal to the value of the securities purchased.

E.	Federal Income Taxes

It is each Fund’s policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code (the “code”) applicable to regulated investment companies, including the distribution of all or substantially all taxable and tax-exempt income to their shareholders. The Funds have met the requirements of the code applicable to regulated investment companies for the year ended June 30, 2011. Therefore, no federal income tax provision is required. Management of the Funds has concluded that there are no uncertain tax provisions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns for the last three years.

F.	Distributions

Substantially all of the net investment income of the Funds is declared as a dividend to shareholders of record as of the close of business each day. Distributions are payable in cash or in additional shares at the net asset value on the payable date. Distributions are determined in accordance with income tax regulations.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2011

1.	Organization and Significant Accounting Policies, continued

Distributions are payable:

Monthly for:	Kentucky Tax-Free Short-to-Medium Series
North Carolina Tax-Free Short-to-Medium Series
Tennessee Tax-Free Short-to-Medium Series
Intermediate Government Bond Series
Taxable Municipal Bond Series

Quarterly for:	Alabama Tax-Free Income Series
Kentucky Tax-Free Income Series
Mississippi Tax-Free Income Series
North Carolina Tax-Free Income Series
Tennessee Tax-Free Income Series

G.	Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates.

H.	Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

I.	New Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in the U.S. GAAP and IFRS”. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management believes adoption of this pronouncement will not have a material impact on the financial statements.

2.	Investment Advisory Fee and Other Transactions with Affiliates

Subject to the direction of the Trustees, Dupree & Company, Inc. (the Adviser) is responsible for the management of the Funds' portfolios. Under the terms of the Investment Advisory Agreements, for the Alabama, Kentucky, Mississippi, North Carolina, Tennessee, and the Taxable Municipal Bond Series, the Funds have agreed to pay to the Adviser as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreements, a fee at the annual rate of .50 of 1% of the first $100,000,000 average daily net assets of each Fund determined separately; .45 of 1% of the average daily net assets between $100,000,001 and $150,000,000 of each Fund determined separately; .40 of 1% of the average daily net assets between $150,000,001 and $500,000,000 of each Fund determined separately; .35 of 1% of the average daily net assets between $500,000,001 and 750,000,000; and .30 of 1% of the average daily net assets between $750,000,001 and 1,000,000,000; and .25 of 1% of the average daily net assets in excess of $1,000,000,000. For the Intermediate Government Bond Series, the Fund has agreed to pay to the Adviser, as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreement, a fee at the annual rate of .20 of 1% of average daily net assets. Prior to March 1, 2011 the Alabama, Kentucky, Mississippi, North Carolina, Tennessee, and the Taxable Municipal Bond Series, paid to the Adviser as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreements, a fee at the annual rate of .50 of 1% of the first $100,000,000 average daily net assets of each Fund determined separately; .45 of 1% of the average daily net assets between $100,000,001 and $150,000,000 of each Fund determined separately; .40 of 1% of the average daily net assets between $150,000,001 and $500,000,000 of each Fund determined separately; .35 of 1% of the average daily net assets in excess of $500,000,000.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2011

2.	Investment Advisory Fee and Other Transactions with Affiliates, continued

The Adviser may voluntarily waive investment advisory fees payable to it under the Investment Advisory Agreement with each Fund, and assume and pay other operating expenses. The Adviser will not seek to recoup any waived fees or other operating expenses it has assumed.

For the year ended June 30, 2011, fees voluntarily waived by the Adviser were as follows:

Fees waived by Adviser
Alabama Tax-Free Income Series	$36,211
Mississippi Tax-Free Income Series	16,167
Tennessee Tax-Free Short-to-Medium Series Taxable Municipal Bond Series	1,947 1,608

In addition, each Fund has entered into a Shareholder Service Agreement with Dupree & Company, Inc, the Funds’ transfer agent. The agreement provides for a fee computed on the average daily net asset value at the annual rate of .15 of 1% on the first $20,000,000 of average net assets and .12 of 1% of all amounts in excess of $20,000,000 of average net assets for each Fund.

3.	Purchases and Sales of Securities

During the year ended June 30, 2011, the cost of purchases and the proceeds from sales/calls and maturities of securities (excluding short-term securities and U.S. government obligations, except for the Intermediate Government Bond Series which are all U.S. government obligations) for each of the Funds were as follows:

	Purchases	Sales/Calls
Alabama Tax-Free Income Series	$2,220,060	$938,503
Kentucky Tax-Free Income Series	132,745,010	99,621,111
Kentucky Tax-Free Short-to-Medium Series	14,101,005	10,624,148
Mississippi Tax-Free Income Series	1,433,327	1,266,677
North Carolina Tax-Free Income Series	10,677,486	11,461,759
North Carolina Tax-Free Short-to-Medium Series	7,060,364	960,007
Tennessee Tax-Free Income Series	5,918,061	8,991,262
Tennessee Tax-Free Short-to-Medium Series	1,835,762	1,972,027
Intermediate Government Bond Series	23,226,828	38,478,304
Taxable Municipal Bond Series	15,100,282	4,701,450

4.	Capital Shares

At June 30, 2011 and 2010, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

ALABAMA TAX-FREE INCOME SERIES	Year Ended June 30, 2011		Year Ended June 30, 2010
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	295,284	$3,467,858	632,945	$7,421,145
Shares reinvested	38,791	451,997	34,019	400,255
Shares redeemed	(208,099)	(2,429,265)	(232,055)	(2,720,915)
Net increase	125,976	$1,490,590	434,909	$5,100,485

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2011

4.	Capital Shares, continued

KENTUCKY TAX-FREE INCOME SERIES	Year Ended June 30, 2011		Year Ended June 30, 2010
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	15,874,005	$120,805,735	18,393,656	$140,727,307
Shares reinvested	2,782,785	21,133,737	2,574,104	19,772,340
Shares redeemed	(16,316,268)	(124,100,438)	(11,258,407)	(86,179,579)
Net increase	2,340,522	$17,839,034	9,709,353	$74,320,068

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2011		Year Ended June 30, 2010
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	4,446,234	$23,941,652	3,750,824	$20,000,950
Shares reinvested	218,910	1,177,937	237,977	1,268,895
Shares redeemed	(4,149,834)	(22,257,404)	(2,624,421)	(13,992,073)
Net increase	515,310	$2,862,184	1,364,380	$7,277,772

MISSISSIPPI TAX-FREE INCOME SERIES	Year Ended June 30, 2011		Year Ended June 30, 2010
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	94,828	$1,067,255	145,044	$1,645,363
Shares reinvested	12,803	144,939	13,324	151,816
Shares redeemed	(99,309)	(1,116,014)	(57,518)	(651,356)
Net increase	8,322	$96,180	100,850	$1,145,823

NORTH CAROLINA TAX-FREE INCOME SERIES	Year Ended June 30, 2011		Year Ended June 30, 2010
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	1,255,466	$13,738,763	1,247,273	$13,686,149
Shares reinvested	175,789	1,911,216	165,572	1,826,597
Shares redeemed	(1,537,280)	(16,654,703)	(655,126)	(7,198,197)
Net increase/(decrease)	(106,025)	$(1,004,724)	757,719	$8,314,549

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2011		Year Ended June 30, 2010
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	822,857	$8,957,526	532,609	$5,719,346
Shares reinvested	32,281	350,979	25,104	269,407
Shares redeemed	(315,093)	(3,432,375)	(181,532)	(1,948,228)
Net increase	540,045	$5,876,130	376,181	$4,040,525

TENNESSEE TAX-FREE INCOME SERIES	Year Ended June 30, 2011		Year Ended June 30, 2010
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	991,217	$10,934,026	1,194,144	$13,126,856
Shares reinvested	169,356	1,860,689	163,206	1,804,520
Shares redeemed	(1,447,207)	(15,808,556)	(1,371,602)	(15,051,336)
Net decrease	(286,634)	$(3,013,841)	(14,252)	$(119,960)

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2011

4.	Capital Shares, continued

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2011		Year Ended June 30, 2010
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	261,014	$2,830,609	169,926	$1,824,768
Shares reinvested	15,519	168,348	18,227	195,876
Shares redeemed	(300,341)	(3,229,548)	(114,208)	(1,228,296)
Net increase/(decrease)	(23,808)	$(230,591)	73,945	$792,348

INTERMEDIATE GOVERNMENT BOND SERIES	Year Ended June 30, 2011		Year Ended June 30, 2010
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	198,575	$1,993,251	1,900,840	$19,267,112
Shares reinvested	68,351	687,043	81,074	821,663
Shares redeemed	(1,863,726)	(18,573,842)	(404,161)	(4,094,936)
Net increase/(decrease)	(1,596,800)	$(15,893,548)	1,577,753	$15,993,839

TAXABLE MUNICIPAL BOND SERIES	Period Ended June 30, 2011*
	SHARES	AMOUNT
Shares sold	1,831,276	$17,353,159
Shares reinvested	5,247	50,193
Shares redeemed	(710,431)	(6,760,000)
Net increase	1,126,092	$10,643,352

*	Represents the period from commencement of operations (November 1, 2010) through June 30, 2011.

5.	Concentration of credit risk

The Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, and Tennessee Tax-Free Short-to-Medium Series each invest solely in debt obligations issued by the states of Alabama, Kentucky, Mississippi, North Carolina, and Tennessee, respectively, and their respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. Each of these state-specific Funds is more susceptible to economic and political factors adversely affecting issuers of their states’ respective municipal securities than a fund that is not concentrated in these issuers to the same extent.

6.	Federal Income Taxes

As of June 30, 2011, the Alabama Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series, Intermediate Government Bond Series, and the Taxable Municipal Bond Series have capital loss carryforwards which are available to offset future capital gains, if any. As of June 30, 2011, the Kentucky Tax-Free Income Series and the Mississippi Tax-Free Income Series do not have any capital loss carryforwards.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2011

6.	Federal Income Taxes, continued

The capital loss carryforwards expire as follows:

	2012	2013	2014	2015	2016	2017	2018	2019	Total
Alabama Tax-Free Income Series	$—	$—	$—	$—	$—	$11,719	$25,322	$—	$37,041
Kentucky Tax-Free Short-to-Medium Series	—	57,784	74,336	446,645	227,932	223,976	—	—	1,030,673
North Carolina Tax-Free Income Series	21,780	—	—	—	—	—	117,110	—	138,890
North Carolina Tax-Free Short-to-Medium Series	—	—	—	16,809	30,032	—	—	—	46,841
Tennessee Tax-Free Income Series	—	—	—	—	—	—	823,648	—	823,648
Tennessee Tax-Free Short-to-Medium Series	—	—	—	72,502	23,418	—	—	—	95,920
Intermediate Government Bond Series	35,846	2	64,306	21,144	—	—	—	—	121,298
Taxable Municipal Bond Series	—	—	—	—	—	—	—	21,110	21,110

During the year ended June 30, 2011, the following Funds utilized capital loss carryforwards as follows:

Amount
Alabama Tax-Free Tax-Free Income Series	$6,579
Kentucky Tax-Free Short-to-Medium Series	199,821
Mississippi Tax-Free Income Series	26,572
North Carolina Tax-Free Income Series	325,856
North Carolina Tax-Free Short-to-Medium Series	32,681
Tennessee Tax-Free Income Series	407,508
Tennessee Tax-Free Short-to-Medium Series	64,940
Intermediate Government Bond Series	12,850

Capital losses incurred after October 31 (“Post-October” losses) within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. The following Funds incurred and will elect to defer net capital losses during the fiscal year 2011 as follows:

Post October Losses
Intermediate Government Bond Series	$(3,693)

The tax character of distributions paid for the periods ended June 30, 2011 and 2010 were as follows:

	2011			2010
	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain
Alabama Tax-Free Income Series	$774,546	$—	$—	$656,017	$—	$—
Kentucky Tax-Free Income Series	33,202,621	3,723	2,192,264	31,722,118	—	1,628,317
Kentucky Tax-Free Short-to-Medium Series	1,714,591	—	—	1,809,942	—	—
Mississippi Tax-Free Income Series	242,439	—	—	218,128	—	—
North Carolina Tax-Free Income Series	2,813,638	—	—	2,648,834	—	—
North Carolina Tax-Free Short-to-Medium Series	457,012	—	—	372,430	—	—
Tennessee Tax-Free Income Series	3,451,031	—	—	3,415,997	—	—
Tennessee Tax-Free Short-to-Medium Series	249,321	—	—	255,710	—	—
Intermediate Government Bond Series	—	1,125,601	—	—	1,287,448	—
Taxable Municipal Bond Series	—	457,937	—	—	—	—

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2011

6.	Federal Income Taxes, continued

At June 30, 2011, the Fund's components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Net Long term Capital Gain		Net Unrealized Appreciation/ Depreciation Investments
Alabama Tax-Free Income	$—	$81,923	$		$173,220
Kentucky Tax-Free Income	—	3,373,479		3,108,498	23,589,127
Kentucky Tax-Free Short-to-Medium	—	43,521		—	2,934,123
Mississippi Tax-Free Income	—	31,821		16,068	15,134
North Carolina Tax-Free Income	—	215,544		—	592,675
North Carolina Tax-Free Short-to-Medium	—	11,319		—	650,620
Tennessee Tax-Free Income	—	368,520		—	1,480,167
Tennessee Tax-Free Short-to-Medium	—	6,060		—	152,470
Intermediate Government Bond	17,169	—		—	(78,978)
Taxable Municipal Bond Series	39,711	—		—	249,671

	Accumulated Capital and Other Losses	Other Temporary Differences	Total Accumulated Earnings
Alabama Tax-Free Income	$(37,041)	$(81,923)	$136,176
Kentucky Tax-Free Income	—	(3,373,473)	26,697,631
Kentucky Tax-Free Short-to-Medium	(1,030,674)	(43,521)	1,903,449
Mississippi Tax-Free Income	—	(31,821)	31,202
North Carolina Tax-Free Income	(138,890)	(215,544)	453,785
North Carolina Tax-Free Short-to-Medium	(46,841)	(11,319)	603,779
Tennessee Tax-Free Income	(823,648)	(368,520)	658,519
Tennessee Tax-Free Short-to-Medium	(95,920)	(6,060)	56,550
Intermediate Government Bond	(124,992)	(17,169)	(203,970)
Taxable Municipal Bond Series	(21,110)	(39,711)	228,561

7.	Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which may provide for indemnification. The Funds’ maximum exposure under these arrangements is unknown, as this would involve predicting future claims that may be made against the Funds, if any, that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be immaterial.

8.	Line of Credit Agreement and Custodian Agreement

Under the terms of an agreement with the Funds’ custodian, principal amounts up to 5% of a Fund’s net assets are available on an uncommitted line of credit. The principal amounts borrowed are due on demand. The agreement expires on September 30, 2011, but may be renewed annually. Interest is payable based on the published prime rate of the bank. Securities with a minimum value of three times the loan proceeds will be assigned as collateral until the balance of the note and unpaid interest is paid in full and terminated.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2011

8.	Line of Credit Agreement and Custodian Agreement, continued

At June 30, 2011 the Funds had an unused line of credit amount of $37,995,000. During the year ended June 30, 2011, the average interest rate on borrowings was 3.25% and the daily weighted average borrowings for each Fund were as follows:

Weighted average borrowings
Alabama Tax-Free Income Series	$2,315
Kentucky Tax Free Income Series	53,539
Kentucky Tax-Free Short-to-Medium Series	8,427
Mississippi Tax-Free Income Series	1,367
North Carolina Tax-Free Income Series	23,868
North Carolina Tax-Free Short-to-Medium Series	1,649
Tennessee Tax-Free Income Series	4,882
Tennessee Tax-Free Short-to-Medium Series	4,893
Intermediate Government Bond Series	2,781

The Funds have a contractual agreement with the custodian whereby the Funds compensate the custodian for custodial services incurred exceeding the credits realized as a result of uninvested cash balances. Credits realized as a result of uninvested cash balances are used to reduce each Fund’s expenses. During the year, these credits reduced each of Funds’ expenses by the amount shown on the Statement of Operation as “Custodian expense reduction.”

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

Dupree Mutual Funds

We have audited the accompanying statements of assets and liabilities, including the schedule of portfolio investments, of Dupree Mutual Funds, comprised of Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series, Intermediate Government Bond Series, and Taxable Municipal Bond Series (collectively, the Funds), as of June 30, 2011, and the related statements of operations for the year or period then ended, and the statements of changes in net assets and financial highlights for each of the years or periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2011, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds comprising the Dupree Mutual Funds at June 30, 2011, the results of their operations for the year or period then ended, and the changes in their net assets and financial highlights for each of the years or periods then ended indicated above, in conformity with U.S. generally accepted accounting principles.

Cincinnati, Ohio

August 26, 2011

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

June 30, 2011

Trustee and officer information

The following table sets forth information as to the Trustees and officers:

Name, Address and Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Officers:
Thomas P. Dupree Sr. 125 South Mill Street Lexington, KY 40507 Age: 80	President	Annual Term; 32 years of service	Chairman of the Board of Dupree & Company, Inc.	N/A	KY Historical Society Foundation
Gay M. Elste P.O. Box 28 Versailles, KY 40383 Age: 60	Compliance Officer	Annual Term; 7 years of service	Attorney at Law, Darsie & Elste. Anstruther Farm, beef cattle farming	N/A	N/A
Allen E. Grimes, III 125 South Mill Street Lexington, KY 40507 Age: 48	Executive Vice President	Annual Term; 6 years of service	President, Dupree & Company, Inc.	N/A	International Book Project, Inc.
Michelle M. Dragoo 125 South Mill Street Lexington, KY 40507 Age: 50	Vice President, Secretary, Treasurer	Annual Term; 13 years of service as Vice President, 11 years of service as Secretary, Treasurer	Vice President, Secretary, Treasurer of Dupree & Company, Inc.	N/A	N/A
Alison L. Arnold 125 South Mill Street Lexington, KY 40507 Age: 51	Assistant Secretary	Annual Term; 18 years of service	Dupree & Company, Inc.	N/A	N/A
Trustees:
William A. Combs, Jr. 111 Woodland Ave., #510 Lexington, KY 40502 Age: 71	Chairman, Trustee	Annual Term; 10 years of service as Chairman; 22 years of service as Trustee	Officer, Director: Mercedes-Benz of Cincinnati, Ohio; Mercedes-Benz of West Chester, Ohio and Freedom Dodge, Lexington, KY	10	N/A
James C. Baughman, Jr. 1999 Richmond Road Suite 4 Lexington, KY 40502 Age: 48	Trustee	One Year Term; 4 Years of Service	President, Secretary, Treasurer, Director Office Suites Plus, Inc. (executive office space rental)	10	Advisory Board, Community Trust Bank; Treasurer/ Director Office Business Center Association International; Vice President, Director, Preferred Office Network, LLC
Lucy A. Breathitt 1703 Fairway Drive Lexington, KY 40502 Age: 74	Trustee	Annual Term; 15 years of service	Alexander Farms, farming	10	KY Historical Society Foundation, KY Natural Lands Trust, Bluegrass Conservancy
C. Timothy Cone 201 West Short Street Lexington, KY 40507 Age: 67	Trustee	Annual Term; 9 years of service	President, Gess, Mattingly & Atchison, P.S.C. (law firm)	10	N/A

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

June 30, 2011

Trustee and officer information, continued

Name, Address and Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
J. William Howerton 3954 Primrose Place Paducah, KY 42001 Age: 79	Trustee	Annual Term; 11 years of service	Judge (retired November 1996) KY Court of Appeals; Self-Employed Mediator (through 2006), Arbitrator and Special Judge; Trustee for charitable organization and individuals.	10	KY Lottery Corporation (through 2008)
William S. Patterson 367 West Short Street Lexington, KY 40507 Age: 78	Trustee	Annual Term; 32 years of service	President, CEO, Cumberland Surety Co., Lexington, KY, President, Patterson & Co., Frankfort, KY, (real estate development, thoroughbred horse breeding and farming)	10	N/A

As of June 30, 2011, none of the Trustees nor members of their immediate family held any beneficial interest in the Trust’s Investment Adviser. Further, the Trust does not have an underwriter.

The Statement of Additional Information (“SAI”) includes additional information about Trustees and officers and is available upon request without charge. Please call (800) 866-0614 to request the SAI.

Proxy Voting Information

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (800) 866-0614, or on the Securities and Exchange Commission’s website at http://www.sec.gov. For the year ending June 30, 2011, the Funds exercised no proxy votes due to the fact that the debt instruments in which the Funds invest carry no voting rights.

Quarterly Portfolio Disclosure

The Trust files with the Securities and Exchange Commission a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the commission’s website and (ii) will be made available to shareholders upon request by calling (800) 866-0614. Information on the operation of the S.E.C.’s Public Reference Room may be obtained by calling 1-800-SEC-0300.

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

June 30, 2011

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur transaction costs including investment advisory fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2011” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses which is not the Funds’ actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Net Expense Ratio Annualized June 30, 2011	Beginning Account Value January 1, 2011*	Ending Account Value June 30, 2011**	Expenses Paid During the Six Months Ended June 30, 2011
Alabama Tax-Free Income Series
Actual	.64%	$1,000.00	$1,023.83	$3.19
Hypothetical	.64	1,000.00	1,024.79	3.19
Kentucky Tax-Free Income Series
Actual	.58	1,000.00	1,021.67	2.90
Hypothetical	.58	1,000.00	1,024.79	2.90
Kentucky Tax-Free Short-to-Medium Series
Actual	.72	1,000.00	1,013.59	3.59
Hypothetical	.72	1,000.00	1,024.79	3.61
Mississippi Tax-Free Income Series
Actual	.64	1,000.00	1,019.98	3.23
Hypothetical	.64	1,000.00	1,024.79	3.24
North Carolina Tax-Free Income Series
Actual	.70	1,000.00	1,022.56	3.52
Hypothetical	.70	1,000.00	1,024.79	3.52
North Carolina Tax-Free Short-to-Medium Series
Actual	.76	1,000.00	1,013.84	3.78
Hypothetical	.76	1,000.00	1,024.79	3.80
Tennessee Tax-Free Income Series
Actual	.69	1,000.00	1,021.47	3.48
Hypothetical	.69	1,000.00	1,024.79	3.48

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

June 30, 2011

Schedule of Shareholder Expenses, continued

	Net Expense Ratio Annualized June 30, 2011	Beginning Account Value January 1, 2011*	Ending Account Value June 30, 2011**	Expenses Paid During the Six Months Ended June 30, 2011
Tennessee Tax-Free Short-to-Medium Series
Actual	.82%	$1,000.00	$1,011.55	$4.07
Hypothetical	.82	1,000.00	1,024.79	4.10
Intermediate Government Bond Series
Actual	.49	1,000.00	1,010.22	2.46
Hypothetical	.49	1,000.00	1,024.79	2.47
Taxable Municipal Bond Series
Actual	.74	1,000.00	1,048.94	3.76
Hypothetical	.74	1,000.00	1,024.79	3.72

*	The example is based on an investment of $1,000 invested at the beginning of the period.
**	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period multiplied by [181/365] (to reflect one-half year period).

Item 2. Code of Ethics: The registrant has adopted a code of ethics that applies to the principal executive officer, principal financial officer, principal accounting officer and persons performing similar functions. The full text of the Code of Ethics is attached hereto as Exhibit 12(a)(1). There have been no waivers from the Code of Ethics during the reporting period. The Registrant’s Code of Ethics is posted on its web site. A copy of the Code of Ethics will be provided to any person free of charge upon request by telephoning or writing the Registrant.

Item 3. Audit Committee Financial Expert: Audit Committee Financial Expert: The board does not have a financial expert serving on the audit committee. The registrant’s audit committee is comprised of all Trustees all of who are non-interested and independent. The audit committee believes that the collective experience and expertise of the members in assessing the performance of companies and the evaluation of financial statements is sufficient to assess the issues which can reasonably be expected to be raised by the Trust’s financial statements.

Item 4. Principal Accountant Fees and Services: This information is incorporated by reference in the registrant’s definitive proxy statement to be filed within 120 days after June 30, 2011.

Item 5. Not applicable.

Item 6. Included as part of item 1.

Item 7. Not applicable

Item 8. Not applicable.

Item 9. Not applicable

Item 10. There have been no changes to the procedures by which shareholders may recommend nominees to the board of trustees nominating committee.

Item 11. Controls and Procedures:

On August 26, 2011 the Registrant’s President and Treasurer assessed the disclosure controls and procedures to evaluate the effectiveness of the Registrant’s disclosure controls and procedures designed to ensure that information required to be disclosed by the investment company on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms. Disclosure controls and procedures include, without limitation, controls and procedures designed to ensure that information required to be disclosed by an investment company in the reports that it files on Form N-CSR is accumulated and communicated to the investment company’s management, including its principal executive and principal financial officers or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

Further, on August 26, 2011 the Registrant’s President and Treasurer assessed the internal control over financial reporting to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles and includes those policies and procedures that: (1) pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the investment company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the investment company are being made only in accordance with authorizations of management and trustees of the investment company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the investment company’s assets that could have a material effect on the financial statements.

The Registrant’s President and Treasurer have deemed the disclosure controls and procedures and the internal control over financial reporting effective. There were no changes in the Registrant’s disclosure controls and procedures or internal control over financial reporting that occurred during the fourth quarter of the fiscal year that materially affected or is reasonably likely to materially affect the Registrant’s financial statements.

Item 12. Exhibits

(a)

(1)	Code of Ethics

(2)	Certifications

(3)	Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dupree Mutual Funds

By:	/s/ Michelle M. Dragoo,
Vice President, Secretary, Treasurer

Date: August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Dupree Mutual Funds

By:	/s/ Thomas P. Dupree,
Sr., President

Date: August 26, 2011

By:	/s/ Michelle M. Dragoo,
Vice President, Secretary, Treasurer

Date: August 26, 2011